Schedule of Investments (unaudited)

February 29, 2020

Par
Security	(000)	Value

Corporate Bonds -- 0.8%

Commercial Services & Supplies -- 0.0%
American University, Series 2019,
3.67%, 04/01/49		$3,015	$ 3,558,913
Consumer Finance -- 0.0%
Low Income Investment Fund, Series
2019, 3.39%, 07/01/26		3,500	3,720,576
Diversified Financial Services	-- 0.0%
Western Group Housing LP, 6.75%,
03/15/57 (a)		2,466	3,665,180
Education -- 0.1%
Conservation Fund A Nonprofit Corp.,
Series 2019, 3.47%, 12/15/29		3,963	4,275,033
George Washington University, Series
2018, 4.13%, 09/15/48		171	219,074
Wesleyan University, 4.78%, 07/01/16		203	284,777
			4,778,884
Health Care Providers & Services -- 0.5%
CommonSpirit Health:
2.95%, 11/01/22		25,385	26,125,758
3.35%, 10/01/29		4,618	4,899,841
4.19%, 10/01/49		7,027	7,686,378
Cottage Health Obligated Group, Series
2020, 3.30%, 11/01/49		5,691	6,153,008
PeaceHealth Obligated Group, Series
2018, 4.79%, 11/15/48		232	320,893
SSM Health Care Corp., Series 2018,
3.69%, 06/01/23		14,240	15,191,257
Sutter Health, Series 2018, 3.70%,
08/15/28		240	269,484
Tower Health, Series 2020, 4.45%,
02/01/50		7,385	7,941,567
			68,588,186
Thrifts & Mortgage Finance -- 0.2%
Community Preservation Corp., Series
2020, 2.87%, 02/01/30		18,993	19,769,562
Total Corporate Bonds — 0.8%
(Cost — $98,109,733)			104,081,301
		Shares
Investment Companies -- 0.1%
iShares Short-Term National Muni Bond
ETF (m)		100,000	10,745,000
SPDR Nuveen Bloomberg Barclays High
Yield Municipal Bond ETF		100,000	6,073,000
Total Investment Companies — 0.1%
(Cost — $16,373,050)			16,818,000

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

Par
Security	(000)	Value

Municipal Bonds -- 92.1%

Alabama -- 0.4%
Alabama Special Care Facilities
Financing Authority-Birmingham, RB,
Methodist Home For The Aging:
5.75%, 06/01/35	$ 1,200	$ 1,403,508
5.75%, 06/01/45	2,145	2,466,836
6.00%, 06/01/50	2,700	3,131,784
County of Jefferson Alabama Sewer,
Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,650,460
6.50%, 10/01/53	15,110	18,213,292
County of Tuscaloosa IDA, Refunding
RB, Hunt Refining Project, Series A
(a):
4.50%, 05/01/32	7,395	8,546,179
5.25%, 05/01/44	9,425	11,220,180
		48,632,239
Alaska -- 0.1%
Alaska Housing Finance Corp., RB, S/F,
Series A, 3.70%, 12/01/38	4,310	4,722,941
State of Alaska International Airports
System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	6,022,800
5.00%, 10/01/34	5,000	6,001,150
		16,746,891
Arizona -- 4.3%
Arizona Department of Transportation
State Highway Fund Revenue,
Refunding RB, Sub-Series A, 5.00%,
07/01/23	5,400	5,922,504
Arizona Health Facilities Authority,
Refunding RB:
5.00%, 12/01/39	5,000	5,857,250
Banner Health, Series B, 2.09%,
01/01/37	50,000	48,584,750
Phoenix Children's Hospital, Series
A, 5.00%, 02/01/42	5,000	5,358,050
Arizona IDA, RB:
7.10%, 01/01/55 (a)	3,350	3,383,433
Leman Academy of Excellence -
Parker Colorado Campus
Project, 5.00%, 07/01/39 (a)	1,335	1,419,278
Leman Academy Of Excellence-
Parker Colorado Campus
Project, 5.00%, 07/01/49 (a)	2,075	2,178,563
S/F Housing, Series 2019-2, Class
A, 3.63%, 05/20/33	99,449	117,732,018
Arizona Water Infrastructure Finance
Authority, Refunding RB, Series A,
5.00%, 10/01/21	5,000	5,328,600
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB, Legacy
Traditional Schools Projects, Series A
(a):
6.50%, 07/01/34	$ 965	$ 1,114,401
5.00%, 07/01/36	7,315	8,194,263
5.00%, 07/01/41	10,075	11,146,577
6.75%, 07/01/44	1,690	1,934,256
City of Phoenix Arizona IDA, Refunding
RB (a):
Basis Schools, Inc. Projects,
5.00%, 07/01/35	2,795	3,152,564
Basis Schools, Inc. Projects,
5.00%, 07/01/45	6,155	6,802,321
Basis Schools, Inc. Projects, Series
A, 5.00%, 07/01/35	1,775	2,002,076
Basis Schools, Inc. Projects, Series
A, 5.00%, 07/01/46	1,950	2,143,206
Legacy Traditional School Projects,
5.00%, 07/01/35	2,205	2,426,757
Legacy Traditional School Projects,
5.00%, 07/01/45	1,495	1,620,356
City of Phoenix Civic Improvement
Corp., ARB, Junior Lien Airport
Revenue Bonds:
5.00%, 07/01/44	10,000	12,864,100
5.00%, 07/01/49	25,000	32,007,000
Series B, AMT, 5.00%, 07/01/44	10,000	12,590,500
Series B, AMT, 5.00%, 07/01/49	10,000	12,552,200
City of Phoenix Civic Improvement
Corp., Refunding RB:
Junior Lien Airport, Series D,
5.00%, 07/01/37	10,000	12,600,300
Series B, 5.00%, 07/01/38	5,000	6,253,450
County of Maricopa IDA, Refunding RB:
Banner Health Obligation, Series C,
1.85%, 01/01/35	4,865	4,950,069
Banner Health Obligation, Series D,
5.00%, 01/01/46 (b)	10,000	12,429,600
Paradise Schools Projects, 5.00%,
07/01/36 (a)	250	279,858
McAllister Academic Village LLC,
Refunding RB, Arizona State
University:
5.00%, 07/01/30	5,000	6,190,850
5.00%, 07/01/32	5,000	6,177,950
5.00%, 07/01/34	5,000	6,152,350
Salt River Project Agricultural
Improvement & Power District, RB,
Salt River Project Electric System,
5.00%, 01/01/47	104,965	138,308,182

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Arizona (continued)
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Series A, 5.00%,
12/01/45	$ 25,000	$ 29,849,000
State of Arizona, COP, Refunding,
Series A, 5.00%, 10/01/26	5,000	6,303,050
State of Arizona Lottery Revenue,
Refunding RB:
5.00%, 07/01/22	5,000	5,489,450
5.00%, 07/01/23	5,000	5,693,850
Tempe IDA, RB, Friendship Village of
Tempe Project:
5.00%, 12/01/50	200	226,016
5.00%, 12/01/54	1,900	2,140,065
		549,359,063
Arkansas -- 0.3%
Arkansas Development Finance
Authority, RB, Big River Steel Project,
AMT, 4.50%, 09/01/49 (a)	37,855	42,449,840
California -- 5.7%
Bay Area Toll Authority, RB, Build
America Bonds, San Francisco Toll
Bridge, Series S-1, 7.04%, 04/01/50	600	1,125,648
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area Toll Bridge,
2.25%, 04/01/24	20,000	21,034,600
California Health Facilities Financing
Authority, RB, El Camino Hospital:
5.00%, 02/01/36	5,000	6,263,350
5.00%, 02/01/37	5,000	6,263,900
California Health Facilities Financing
Authority, Refunding RB, Children's
Hospital, Series A:
5.00%, 08/15/42	5,000	6,101,850
5.00%, 08/15/47	10,000	12,076,500
California Housing Finance, RB:
M/F Housing, Series 2-A, 4.00%,
03/20/33	9,975	11,906,105
S/F Housing, Series A, 4.25%,
01/15/35	20	24,420
California Infrastructure & Economic
Development Bank, RB, 5.00%,
11/01/30 (c)	19,065	27,027,688
California Municipal Finance Authority,
RB:
(BAM), 5.00%, 05/15/29	6,760	8,819,434
S/F, Caritas Affordable Housing
Inc., Series B, 5.88%, 08/15/49	1,000	1,118,190
Sycamore Academy Project,
5.38%, 07/01/34 (a)	1,000	1,114,180
Sycamore Academy Project,
5.63%, 07/01/44 (a)	2,760	3,049,358
FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
California (continued)			California (continued)
California Municipal Finance Authority,			City & County of San Francisco
RB (continued):			California Redevelopment Agency,
Urban Discovery Academy Project,			Tax Allocation Bonds, Mission Bay
6.00%, 08/01/44 (a)	$ 330	$ 362,564	South Redevelopment Project, Series
Urban Discovery Academy Project,			D (a):
6.13%, 08/01/49 (a)	285	313,814	3.00%, 08/01/21	$ 2,445	$ 2,482,922
Vista Charter Middle School,			0.00%, 08/01/26 (d)	1,170	894,839
6.00%, 07/01/44	1,960	2,247,963	0.00%, 08/01/43 (d)	20,000	6,410,400
California Municipal Finance Authority,			City of Irvine California, Special Tax,
Refunding RB, Eisenhower Medical			Community Facilities District No.
Center, Series A, 5.00%, 07/01/47	10,000	12,136,000	2013-3, Great Park Improvement Area
California Pollution Control Financing			No. 1, 5.00%, 09/01/49	1,500	1,689,840
Authority, RB, Poseidon Resources			County of California Tobacco
(Channel Side) LP Desalination			Securitization Agency, RB, Asset-
Project, AMT (a):			Backed, Alameda County
5.00%, 07/01/30	4,000	4,308,520	Securitization Corp., Series A, 6.00%,
5.00%, 07/01/37	25,000	26,796,250	06/01/42	885	887,248
5.00%, 11/21/45	50,000	54,273,500	County of Contra Costa California,
California School Finance Authority, RB,			Refunding RB, Series A (AGM),
Series A (a):			5.47%, 06/01/22	27,965	29,444,908
Alta Public Schools Project, 6.50%,			County of Los Angeles California
11/01/34	1,015	1,126,538	Tobacco Securitization Agency, RB,
Alta Public Schools Project, 6.75%,			Asset-Backed, Los Angeles County
11/01/45	1,395	1,534,695	Securitization Corp.:
Kipp Socal Projects, 5.00%,			5.70%, 06/01/46	21,800	22,022,578
07/01/39	1,000	1,265,720	5.60%, 06/01/36	8,150	8,233,212
Kipp Socal Projects, 5.00%,			Golden State Tobacco Securitization
07/01/54	1,000	1,236,810	Corp., Refunding RB:
California Statewide Communities			Asset-Backed, Series A (AGM),
Development Authority, RB, Series A:			5.00%, 06/01/40	5,000	5,833,600
Kaiser Permanente, 5.00%,			Series A-1, 5.00%, 06/01/25	5,000	6,017,100
04/01/42	5,000	5,414,550	Series A-1, 5.00%, 06/01/27	5,000	6,358,500
Loma Linda University Medical			Series A-1, 5.00%, 06/01/28	5,000	6,345,300
Center, 5.00%, 12/01/41 (a)	4,205	4,850,047	Series A-1, 5.00%, 06/01/29	10,000	12,643,900
Loma Linda University Medical			Series A-1, 5.00%, 06/01/30	6,955	8,984,052
Center, 5.00%, 12/01/46 (a)	4,665	5,351,688	Series A-1, 5.00%, 06/01/31	5,630	7,248,118
Loma Linda University Medical			Series A-1, 5.00%, 06/01/47	20,535	21,824,187
Center, 5.25%, 12/01/56 (a)	7,175	8,268,255	Series A-1, 5.25%, 06/01/47	9,085	9,700,327
California Statewide Communities			Series A-2, 5.00%, 06/01/47	43,615	46,353,150
Development Authority, Refunding			Modesto Irrigation District, RB, Index-
RB, Series A, 5.25%, 11/01/44 (a)	1,250	1,395,550	Domestic Water Project (NPFCG),
California Statewide Financing Authority,			1.69%, 09/01/37	10,000	10,120,400
RB, Asset-Backed, Tobacco			Norman Y Mineta San Jose International
Settlement:			Airport SJ, Refunding ARB, AMT,
Series A, 6.00%, 05/01/37	585	586,907	Series A, 5.00%, 03/01/23	5,000	5,598,700
Series A, 6.00%, 05/01/43	3,800	3,807,448	Northern California Gas Authority No. 1,
Series B, 6.00%, 05/01/37	265	265,864	RB, Series B, 2.00%, 07/01/27	5,000	5,142,030
Series B, 6.00%, 05/01/43	7,425	7,439,553	Port of Oakland, Refunding RB, AMT,
			Series O, 5.00%, 05/01/23	5,000	5,230,050
			Sacramento County Sanitation Districts
			Financing Authority, Refunding RB,
			Series B (NPFGC), 1.59%, 12/01/35	100,000	99,586,600
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
California (continued)
Sacramento County Water Financing
Authority, RB, Series B (NPFGC),
1.61%, 06/01/34	$ 10,000	$ 9,893,920
San Diego Association of Governments,
RB, Mid-Coast Corridor Transit
Project, Green Bond:
5.00%, 11/15/24	10,000	11,551,400
5.00%, 11/15/25	10,000	11,944,200
San Francisco City & County Airport
Comm-San Francisco International
Airport, Refunding ARB, Series F,
5.00%, 05/01/50	25,000	32,104,250
San Francisco City & County Airport
Comm-San Francisco International
Airport, Refunding RB, AMT, Series
H, 5.00%, 05/01/25	25,000	30,117,500
State of California, GO, Build America
Bonds, 7.60%, 11/01/40	2,725	4,971,926
State of California, GO, Refunding,
Various Purposes-Bid Group, Series
B, 2.65%, 04/01/26	20,000	21,667,600
State of California, GO, Refunding,
5.00%, 11/01/32	25,000	32,887,250
University of California, Refunding RB,
General, Series AI, 5.00%, 05/15/38	5,000	5,659,850
		738,757,316
Colorado -- 2.3%
Centerra Metropolitan District No. 1, Tax
Allocation Bonds, 5.00%, 12/01/47 (a)	5,125	5,492,770
City & County of Denver Colorado, GO,
Refunding Series B, 5.00%, 08/01/24	7,760	9,200,334
City of Aurora Colorado Water Revenue,
Refunding RB, Green Bond, 5.00%,
08/01/41	25,000	30,780,000
City of Lakewood Colorado Plaza
Metropolitan District No. 1, Refunding,
Tax Allocation Bonds, 4.00%,
12/01/23 (a)	1,000	1,047,950
City of Loveland Colorado Electric &
Communications Enterprise Revenue,
RB, Series A (AGM), 5.00%, 12/01/44	10,000	12,682,500
Colorado Educational & Cultural
Facilities Authority, RB:
Charter Littleton Preparatory
School, 5.00%, 12/01/22	80	83,748
Loveland Classical Schools, 5.00%,
07/01/46 (a)	2,000	2,192,260
Colorado Educational & Cultural
Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	978,589
5.13%, 11/01/49	765	846,610

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB,
Liberty Height, 0.00%, 07/15/22 (d)(e)	$ 10,000	$ 9,774,700
Colorado Health Facilities Authority,
Refunding RB:
Commonspirit Health, Series A,
5.00%, 08/01/26	5,000	6,129,700
Commonspirit Health, Series A,
5.00%, 08/01/27	5,000	6,259,450
Commonspirit Health, Series A,
5.00%, 08/01/27	5,000	6,259,450
Commonspirit Health, Series A,
5.00%, 08/01/29	5,000	6,496,200
Commonspirit Health, Series A,
5.00%, 08/01/30	5,000	6,483,300
Commonspirit Health, Series A,
5.00%, 08/01/30	5,000	6,483,300
Commonspirit Health, Series A,
5.00%, 08/01/31	5,000	6,438,250
Commonspirit Health, Series A,
5.00%, 08/01/32	5,000	6,417,450
Commonspirit Health, Series A,
5.00%, 08/01/35	5,000	6,362,900
Commonspirit Health, Series A,
5.00%, 08/01/36	5,000	6,352,350
Commonspirit Health, Series A,
5.00%, 08/01/36	5,000	6,352,300
Commonspirit Health, Series A,
5.00%, 08/01/37	5,000	6,342,650
Commonspirit Health, Series A,
5.00%, 08/01/38	5,000	6,329,150
Commonspirit Health, Series A,
5.00%, 08/01/39	5,000	6,321,400
Commonspirit Health, Series A-2,
5.00%, 08/01/44	10,000	12,575,200
NCMC, Inc. Project, 5.00%,
05/15/26 (f)	5,000	6,248,500
Colorado High Performance
Transportation Enterprise, RB, C-470
Express Lanes, 5.00%, 12/31/56	10,000	11,140,200
Colorado Housing & Finance Authority,
RB:
M/F Housing, Multi Family Project,
Series B-1, 2.75%, 10/01/34	1,000	1,058,540
M/F Housing, Multi Family Project,
Series B-1, 3.00%, 10/01/39	1,000	1,061,870
M/F Housing, Multi Family Project,
Series B-1, 3.50%, 10/01/59	1,160	1,232,442
M/F Housing, Multi Family Project,
Series B-2, 1.35%, 02/01/22	5,000	5,026,150
S/F, Mortgage Class I Bond (Ginnie
Mae), 3.60%, 11/01/38	3,110	3,238,878
Series B, 3.75%, 05/01/50	14,500	16,003,650
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Colorado (continued)			Connecticut (continued)
Denver International Business Center			Mohegan Tribe of Indians of
Metropolitan District No. 1, GO,			Connecticut, Refunding RB, Public
Subordinate, Series B, 6.00%,			Improvement, Priority Distribution,
12/01/48	$ 1,145	$ 1,209,074	Series C (a):
DIATC Metropolitan District, GO (a):			5.75%, 02/01/24	$ 3,320	$ 3,583,475
5.00%, 12/01/39	1,245	1,368,790	5.75%, 02/01/25	3,755	4,121,375
5.00%, 12/01/49	2,000	2,171,640	6.25%, 02/01/30	4,930	5,620,200
Flying Horse Metropolitan District No. 3,			State of Connecticut, GO:
GO, Refunding, 6.00%, 12/01/49 (a)	2,965	3,089,708	Series A, 3.14%, 04/15/25	6,500	7,116,590
Public Authority for Colorado Energy,			Series A, 5.85%, 03/15/32	7,630	10,671,547
RB, 6.25%, 11/15/28	5,000	6,541,850	Refunding Series B, 5.00%,
Regional Transportation District, COP,			01/15/22	11,545	12,434,081
Refunding Series A, 5.00%, 06/01/20			Refunding Series B, 5.00%,
(f)	9,135	9,228,817	01/15/24	10,000	11,568,100
State of Colorado Education Loan			State of Connecticut Bradley
Program, RB, Series B, 5.00%,			International Airport CFC Revenue,
06/29/20	50,000	50,678,500	ARB, AMT, Ground Transportation
STC Metropolitan District No 2, GO,			Center, Series A, 5.00%, 07/01/49	5,000	6,204,150
Series A, 4.00%, 12/01/29	1,000	1,076,780	State of Connecticut Health &
Village at Dry Creek Metropolitan District			Educational Facilities Authority, RB,
No. 2, GO, 4.38%, 12/01/44	3,010	3,202,158	5.00%, 07/01/29	22,500	30,638,025
		298,260,058			174,117,380
Connecticut -- 1.4%			Delaware -- 0.8%
Connecticut Housing Finance Authority,			Delaware Transportation Authority, RB,
Refunding RB:			5.00%, 07/01/26	5,825	7,334,374
2.45%, 05/15/38	2,200	2,245,518	State of Delaware, GO:
3.50%, 11/15/45	13,000	14,481,220	5.00%, 02/01/23	10,000	11,220,700
M/F Housing, Series A-1, 2.88%,			5.00%, 03/01/23	5,000	5,627,800
11/15/30	5,700	6,048,156	State of Delaware, GO, Refunding,
M/F, Sub Series F-1, 3.90%,			Series B, 5.00%, 07/01/24	5,000	5,902,200
11/15/44	1,500	1,595,550	State of Delaware, GO, Series A:
M/F, Sub-Series F-1, 4.00%,			5.00%, 01/01/24	10,000	11,600,300
11/15/49	2,000	2,120,580	5.00%, 02/01/24	5,500	6,398,425
M/F, Sub-Series F-1, 4.05%,			5.00%, 01/01/25	10,000	12,007,700
11/15/54	2,000	2,110,860	5.00%, 01/01/26	10,000	12,405,700
S/F, Sub-Series C-1, 3.63%,			5.00%, 01/01/28	5,000	6,564,350
11/15/38	9,775	10,702,648	5.00%, 01/01/29	5,000	6,737,250
Connecticut State Health & Educational			4.00%, 01/01/32	10,000	12,689,700
Facilities Authority, RB, Mary Wade					98,488,499
Home Issue, Series A-1 (a):
			District of Columbia -- 1.3%
5.00%, 10/01/39	1,000	1,123,120
5.00%, 10/01/54	4,570	5,052,409	District of Columbia, GO, Refunding,
Mashantucket Western Pequot Tribe,			Series A, 5.00%, 10/15/44	10,000	12,858,600
(6.35% Cash or 1.00% PIK), 7.35%,			District of Columbia, GO:
07/01/26	123,303	19,728,421	Series A, 5.00%, 06/01/41	10,000	12,231,000
Mohegan Tribal Finance Authority, RB,			Series D, 5.00%, 06/01/26	5,475	6,867,292
7.00%, 02/01/45 (a)	10,630	11,002,369	District of Columbia, RB, Series A,
Mohegan Tribe of Indians of			5.00%, 03/01/26	10,000	12,443,400
Connecticut, RB, Series A, 6.75%,			District of Columbia, GO, Refunding
02/01/45 (a)	5,530	5,948,986	Series A, 5.00%, 10/15/26	5,000	6,339,750
			District of Columbia, Refunding RB:
			Series A, 5.00%, 03/01/44	25,000	32,587,250
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	5

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB
(continued):
Series B, 5.00%, 12/01/26	$ 10,440	$ 11,634,545
Series C, 5.00%, 10/01/22	10,000	11,074,000
District of Columbia Housing Finance
Agency, RB, M/F Housing, Petworth
Station, Series A-2 (FHA), 3.40%,
03/01/40	7,705	8,308,687
District of Columbia Water & Sewer
Authority, Refunding RB, Subordinate
Lien, Series C, 5.00%, 10/01/39	10,000	11,758,200
Metropolitan Washington Airports
Authority, Refunding ARB:
AMT, 5.00%, 10/01/24	5,000	5,876,700
AMT, 5.00%, 10/01/27	5,000	6,367,300
AMT, Series A, 5.00%, 10/01/24	5,000	5,873,950
AMT, Series A, 5.00%, 10/01/30	5,000	5,855,250
Dulles Metrorail And Capital
Improvement Projects, Series A,
5.00%, 10/01/53	5,000	5,368,250
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue,
ARB, Dulles Toll Road Revenue, Build
America Bonds, 7.46%, 10/01/46	4,015	7,255,105
		162,699,279
Florida -- 1.6%
Alta Lakes Community Development
District, Special Assessment Bonds:
3.50%, 05/01/24	465	472,626
3.75%, 05/01/29	555	580,364
4.40%, 05/01/39	1,035	1,115,368
4.63%, 05/01/49	1,780	1,900,328
Babcock Ranch Community
Independent Special District, Special
Assessment Bonds:
4.75%, 11/01/26	400	432,212
5.00%, 11/01/31	500	549,095
5.25%, 11/01/46	3,490	3,791,082
Canaveral Port Authority, ARB:
Series A, AMT, 5.00%, 06/01/45	5,000	6,071,700
Series B, 5.00%, 06/01/48	10,000	12,341,600
Capital Trust Agency, Inc., RB:
5.00%, 12/15/55 (a)	2,845	3,057,152
1st Mortgage, Silver Creek St.
Augustine Project, Series A,
8.00%, 01/01/34 (g)(h)	550	319,000
1st Mortgage, Silver Creek St.
Augustine Project, Series A,
8.25%, 01/01/44 (g)(h)	940	545,200
1st Mortgage, Silver Creek St.
Augustine Project, Series A,
8.25%, 01/01/49 (g)(h)	3,010	1,745,800

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB
(continued):
Advantage Academy of
Hillsborough Projects, Series A,
5.00%, 12/15/39	$ 1,775	$ 2,006,389
Advantage Academy of
Hillsborough Projects, Series A,
5.00%, 12/15/49	3,380	3,758,053
Advantage Academy of
Hillsborough Projects, Series A,
5.00%, 12/15/54	1,955	2,169,581
Renaissance Charter School, Inc.,
Series A, 5.00%, 06/15/39 (a)	3,610	3,940,098
Renaissance Charter School, Inc.,
Series A, 5.00%, 06/15/49 (a)	970	1,037,308
Silver Creek St. Augustine Project,
Series A, 5.75%, 01/01/50 (g)(h)	395	387,100
Silver Creek St. Augustine Project,
Series B, 7.00%, 01/01/35
(b)(g)(h)	1,390	1,362,200
Celebration Pointe Community
Development District, Special
Assessment Bonds:
4.75%, 05/01/24	250	261,943
5.00%, 05/01/34	750	806,393
5.13%, 05/01/45	1,030	1,096,610
City of Jacksonville Florida, RB,
Jacksonville University Project, Series
B, 5.00%, 06/01/53 (a)	3,250	3,723,070
County of Broward Florida Port Facilities
Revenue, ARB, Series A, 5.00%,
09/01/49	13,000	16,642,470
County of Charlotte IDA, RB, AMT,
Town & Country Utilities Project,
5.50%, 10/01/36 (a)	3,500	3,823,715
County of Collier Florida IDA, Refunding
RB, Arlington of Naples Project,
Series A, 8.25%, 05/15/49 (a)(g)(h)	1,000	934,780
County of Miami-Dade Florida Aviation
Revenue, Refunding RB:
5.00%, 10/01/20 (f)	4,615	4,725,806
Aviation Revenue, Series E, 2.60%,
10/01/31	12,000	12,835,200
Taxable, Series C, 4.06%, 10/01/31	11,120	13,103,919
County of Palm Beach Florida, RB, Plam
Beach Atlantic University Housing
Project (a):
5.25%, 04/01/23	740	751,899
5.00%, 04/01/39	2,700	3,158,541
5.00%, 04/01/51	2,305	2,616,014
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	6

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Florida (continued)			Florida (continued)
County of Palm Beach Florida Health			Mid-Bay Bridge Authority, Refunding
Facilities Authority, Refunding RB,			RB, Series A, 5.00%, 10/01/35	$ 5,000	$ 5,772,550
Sinai Residences Boca Raton Project,			Midtown Miami Community
7.50%, 06/01/49	$ 1,000	$ 1,117,060	Development District, Refunding,
County of Pinellas IDA, RB, 2017			Special Assessment Bonds, Series B,
Foundation for Global Understanding,			5.00%, 05/01/37	1,870	1,990,858
Inc. Project, 5.00%, 07/01/39	2,030	2,443,897	Portico Community Development
Crossings at Fleming Island Community			District, Special Assessment Bonds
Development District, Refunding,			(c):
Special Assessment Bonds, 6.50%,			3.20%, 05/01/31	1,000	1,018,410
05/01/44	2,345	2,529,551	3.50%, 05/01/37	1,250	1,275,200
Florida Development Finance Corp., RB:			School Board of Miami-Dade County,
Midtown Compus Properties,			COP, Qualified School Construction
7.00%, 12/01/48 (a)	5,500	5,814,270	Bonds, 6.24%, 06/15/27	20,000	26,479,200
Renaissance Charter School,			State of Florida, GO, Refunding, 5.00%,
Series A, 5.75%, 06/15/29	365	406,577	07/01/28	6,795	9,005,753
Renaissance Charter School,			Sterling Hill Community Development
Series A, 6.00%, 06/15/34	440	490,296	District, Refunding, Special
Renaissance Charter School,			Assessment Bonds, Series B, 5.50%,
Series A, 6.13%, 06/15/44	1,685	1,853,163	11/01/49 (g)(h)	143	90,783
Harbor Bay Community Development			Sumter Landing Community
District, Refunding, Special			Development District, RB, Taxable
Assessment Bonds, Series A-2,			Senior Recreational, Series 2016,
3.75%, 05/01/34	1,020	1,062,514	4.17%, 10/01/47	2,030	2,535,450
Harbor Bay Community Development			Talavera Community Development
District, Series A-1:			District, Special Assessment Bonds:
, 3.88%, 05/01/39	2,250	2,330,775	4.35%, 05/01/40	495	528,947
, 4.10%, 05/01/48	1,500	1,543,395	4.50%, 05/01/50	770	813,151
Lakewood Ranch Stewardship District,			Tolomato Community Development
Lakewood Centre North Projects,			District, Refunding, Special
Village of Lakewood Ranch Sector			Assessment Bonds (i):
Projects:			Convertible CAB, Series A4,
Special Assessment Bonds,			6.61%, 05/01/40	190	172,079
Cresswind Project, 4.50%,			Series 2015-2, 6.61%, 05/01/40	490	372,547
05/01/49	805	860,706	Tolomato Community Development
Special Assessment Bonds, Lake			District (g)(h):
Club Phase 4 project, 4.40%,			Series 1, 6.61%, 05/01/40 (i)	800	731,760
05/01/39	1,000	1,088,140	Series 3, 6.61%, 05/01/40	535	5
Special Assessment Bonds, Lake			Special Assessment, Series 3,
Club Phase 4 project, 4.50%,			6.38%, 05/01/17	425	4
05/01/49	1,140	1,218,888	Trout Creek Community Development
Lakewood Ranch Stewardship District			District, Special Assessment Bonds:
Special Assessment Bonds:			5.50%, 05/01/35	2,345	2,563,155
Special Assessment Bonds, 4.25%,			5.63%, 05/01/45	3,655	3,949,885
05/01/25	485	505,666	Village Center Community Development
Special Assessment Bonds, 4.88%,			District, Refunding RB, 5.02%,
05/01/35	1,175	1,273,301	11/01/36	1,500	1,971,495
Special Assessment Bonds, 4.88%,
05/01/45	2,420	2,617,351
4.00%, 05/01/21	405	409,382
4.25%, 05/01/26	1,065	1,133,554
5.13%, 05/01/46	6,030	6,581,805
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	7

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Florida (continued)
Village Community Development District
No. 10, Special Assessment Bonds,
Sumter County, 4.50%, 05/01/23	$ 1,620	$ 1,734,518
		208,348,657
Georgia -- 2.7%
Brookhaven Development Authority, RB,
Children's Healthcare of Atlanta,
Series A, 5.00%, 07/01/26	1,250	1,562,713
City of Atlanta Georgia Department of
Aviation, ARB:
Airport General Revenue Bonds,
Series B, AMT, 5.00%, 07/01/44	10,000	12,744,000
Airport Passenger Facility Charge
And Subordinate Lien General,
5.00%, 07/01/37	25,000	33,088,250
City of Atlanta Georgia Department of
Aviation, RB, Airport Revenue, Series
A, 5.00%, 07/01/44	5,820	7,576,709
City of Atlanta Georgia Department of
Aviation, Refunding RB, Subordinate,
Series F:
5.00%, 07/01/21	10,000	10,553,000
5.00%, 07/01/22	10,000	10,966,500
5.00%, 07/01/23	10,000	11,377,200
5.00%, 07/01/24	6,000	7,069,200
5.00%, 07/01/25	9,300	11,328,144
County of Fulton Development Authority,
Refunding RB, Children's Healthcare
of Atlanta, Inc., Series C:
5.00%, 07/01/23	1,315	1,494,050
5.00%, 07/01/26	1,285	1,606,468
County of Rockdale Georgia
Development Authority, Refunding
RB, Piedmont Healthcare, Inc.
Project, Series A, 5.00%, 07/01/49	11,360	14,419,362
Georgia Housing & Finance Authority,
RB, S/F:
Series B, 4.15%, 12/01/43	7,320	7,405,790
Series B-1, 3.65%, 06/01/44	9,490	9,988,320
Main Street Natural Gas, Inc., RB,
Series A:
5.00%, 05/15/23	1,750	1,956,675
5.00%, 05/15/24	1,500	1,727,385
5.00%, 05/15/25	2,500	2,962,375
5.00%, 05/15/26	3,000	3,647,100
5.00%, 05/15/27	2,000	2,487,900
Metropolitan Atlanta Rapid Transit
Authority, RB:
Series A, 5.00%, 07/01/43	10,000	11,966,200
Series A, 5.00%, 07/01/44	10,000	11,966,900
Series A, 5.00%, 07/01/45	10,000	11,966,300
Series B, 5.00%, 07/01/44	10,000	12,213,600

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit
Authority, RB (continued):
Series B, 5.00%, 07/01/45	$ 10,000	$ 12,127,600
Municipal Electric Authority of Georgia,
Refunding RB, Build America Bonds,
Series A, 6.66%, 04/01/57	22,382	35,204,424
State of Georgia, GO:
Series A, 5.00%, 07/01/22	25,000	27,447,000
Series A, 5.00%, 07/01/23	25,000	28,488,500
Series A, 5.00%, 07/01/27	11,960	15,508,652
Series A-2, 5.00%, 02/01/28	9,030	11,537,631
Refunding, 4.00%, 01/01/25	10,000	11,536,500
		343,924,448
Hawaii -- 0.0%
County of Kauai Community Facilities
District, Special Tax Bonds, Kukui'ula
Development Project:
5.00%, 05/15/44	625	750,513
5.00%, 05/15/49	2,750	3,281,272
		4,031,785
Illinois -- 2.6%
Chicago Board of Education, GO, Series
D, Taxable Build America Bonds:
Build America Bonds, 6.52%,
12/01/40	7,045	9,190,766
Dedicated Revenues, Series H,
5.00%, 12/01/46	5,000	5,900,450
Chicago Board of Education, GO,
Refunding:
Dedicated Revenues, Series C,
5.00%, 12/01/26	5,000	6,091,300
Dedicated Revenues, Series C,
5.00%, 12/01/27	4,585	5,691,040
Dedicated Revenues, Series C,
5.00%, 12/01/34	5,590	6,753,447
Dedicated Revenues, Series F,
5.00%, 12/01/23	7,220	8,167,842
Series B, 4.00%, 12/01/35	11,230	11,701,885
Series C, 5.00%, 12/01/23	4,145	4,689,114
Series C, 5.00%, 12/01/24	4,280	4,976,912
Series C, 5.00%, 12/01/25	1,440	1,714,954
Series C, 5.00%, 12/01/26	2,945	3,589,602
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	50,165	54,678,847
Series C, 5.25%, 12/01/39	7,050	8,088,888
5.00%, 12/01/46	38,080	43,082,946
6.04%, 12/01/29	19,810	23,407,694
6.14%, 12/01/39	8,460	10,384,058
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	8

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Illinois (continued)
Chicago Board of Education, GO
(continued):
Taxable Qualified School
Construction Bonds, 6.32%,
11/01/29	$ 14,270	$ 17,245,580
Chicago O'Hare International Airport,
RB, Series B, 5.00%, 01/01/21 (f)	4,000	4,137,640
City of Chicago Illinois, GO, Refunding,
Series A, 6.00%, 01/01/38	11,020	14,039,149
City of Chicago Illinois, GO, Series B,
7.38%, 01/01/33	4,395	5,884,685
Illinois Finance Authority, Refunding RB:
Mercy Health System Obligation,
5.00%, 12/01/21	5,000	5,339,300
Mercy Health System Obligation,
5.00%, 12/01/23	5,000	5,716,100
Mercy Health System Obligation,
5.00%, 12/01/46	5,000	5,927,200
Presence Health Network, Series
C, 5.00%, 02/15/23	5,000	5,602,000
Presence Health Network, Series
C, 5.00%, 02/15/25	5,000	5,990,100
Presence Health Network, Series
C, 5.00%, 02/15/26	5,000	6,173,350
Illinois Housing Development Authority,
RB, S/F Housing:
MBS Pass-Through Program,
Series A (Ginnie Mae, Fannie
Mae & Freddie Mac), 3.13%,
02/01/47	29,828	31,306,671
Series A (Ginnie Mae, Fannie
Mae), 2.25%, 04/01/30	1,365	1,426,561
Series A (Ginnie Mae, Fannie
Mae), 2.35%, 04/01/31	1,255	1,312,630
Series A (Ginnie Mae, Fannie
Mae), 2.70%, 10/01/34	8,920	9,378,488
Series A (Ginnie Mae, Fannie
Mae), 2.95%, 10/01/39	9,200	9,689,440
Series D (Ginnie Mae, Fannie
Mae), 3.00%, 10/01/41	1,030	1,091,748
Illinois Housing Development Authority,
Refunding RB, Housing, Sub-Series
A-1:
3.70%, 07/01/34	1,425	1,530,635
3.85%, 01/01/36	450	484,821
		340,385,843
Indiana -- 0.4%
City of Valparaiso Indiana, RB, Exempt
Facilities, Pratt Paper LLC Project,
AMT, 5.88%, 01/01/24	420	459,976

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Private
Activity Bond, Ohio River Bridges East
End Crossing Project, Series A, AMT,
5.25%, 01/01/51	$ 5,000	$ 5,561,700
Indiana Finance Authority, Refunding
RB, Series B:
Green Bond, 5.00%, 02/01/24	5,000	5,805,950
Marian University Project, 3.53%,
09/15/34	4,520	4,665,408
Marian University Project, 3.75%,
09/15/37	7,715	8,013,802
Marian University Project, 3.83%,
09/15/41	2,780	2,878,468
5.00%, 12/01/20 (f)	5,000	5,155,550
Indianapolis Local Public Improvement
Bond Bank, RB, Series E (AMBAC),
0.00%, 02/01/24 (d)	10,000	9,517,400
Indianapolis Local Public Improvement
Bond Bank, Refunding RB, 4.00%,
01/01/50	5,945	6,872,420
		48,930,674
Iowa -- 0.5%
Iowa Finance Authority, RB:
NorthCrest, Inc. Project, Series A,
5.00%, 03/01/38	1,000	1,104,720
NorthCrest, Inc. Project, Series A,
5.00%, 03/01/48	2,000	2,195,880
S/F Housing, Series D (Ginnie Mae,
Fannie Mae & Freddie Mac),
3.15%, 07/01/36	1,000	1,061,130
Iowa Finance Authority, Refunding RB:
5.00%, 07/01/20 (f)	3,025	3,066,624
Iowa Fertilizer Co. Project, Series
B, 5.25%, 12/01/50 (b)	16,855	19,123,009
Midwestern Disaster Area, Iowa
Fertilizer Co. Project, 5.25%,
12/01/25	11,350	12,963,516
Midwestern Disaster Area, Iowa
Fertilizer Co. Project, 5.88%,
12/01/26 (a)	9,080	9,479,338
Iowa Tobacco Settlement Authority,
Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	2,580	2,606,419
Series C, 5.50%, 06/01/42	2,000	2,020,480
Series C, 5.63%, 06/01/46	10,150	10,254,748
		63,875,864
Kentucky -- 0.5%
Kentucky Economic Development
Finance Authority, RB:
Baptist Healthcare System, Series
B, 5.00%, 08/15/33	5,000	6,083,900
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	9

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Kentucky (continued)
Kentucky Economic Development
Finance Authority, RB (continued):
Owensboro Health, Inc., Series A,
5.25%, 06/01/50	$ 25,000	$ 28,669,250
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Health, Inc.:
Series A, 5.00%, 06/01/28	6,105	7,420,383
Series A, 5.00%, 06/01/29	3,500	4,239,305
Series A, 5.25%, 06/01/41	5,000	5,989,000
Series B, 5.00%, 06/01/40	5,000	5,897,000
Westvaco Corp., RB, MeadWestvaco
Corp., 7.67%, 01/15/27 (a)	3,100	4,107,593
		62,406,431
Louisiana -- 0.4%
Calcasieu Parish Memorial Hospital
Service District, Refunding RB, Lake
Charles Memorial Hospital Project:
5.00%, 12/01/34	2,485	3,095,962
5.00%, 12/01/39	1,625	1,988,708
Juban Crossing Economic Development
District, Refunding RB, General
Infrastructure Project, Series C,
7.00%, 09/15/44 (a)	5,810	6,011,142
Louisiana Public Facilities Authority, RB:
Louisiana Children's Medical
Center Project, Series A-3,
5.00%, 06/01/45 (b)	11,695	13,168,336
Young Audiences Charter School
Project, Series A, 5.00%,
04/01/57 (a)	4,965	5,246,069
Parish of East Baton Rouge Capital
Improvements District, RB, 5.00%,
08/01/48	10,000	12,673,300
Parish of St. John the Baptist Louisiana,
Refunding RB, Marathon Oil
Corporation Project (b):
2.00%, 06/01/37	3,750	3,863,025
2.10%, 06/01/37	2,180	2,271,516
2.20%, 06/01/37	2,285	2,388,282
State of Louisiana, RB, Series A,
Garvee, 5.00%, 09/01/21	5,000	5,307,750
		56,014,090
Maine -- 0.3%
Maine State Housing Authority, RB, S/F:
Housing, Series C, 2.75%, 11/15/34	6,165	6,404,880
Housing, Series C, 3.20%, 11/15/45	7,580	7,819,377
Housing, Series H, 3.55%, 11/15/37	2,000	2,147,240
Series A, 3.75%, 11/15/38	1,500	1,634,430

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Maine (continued)
Maine State Housing Authority,
Refunding RB, M/F, Series A-3:
3.63%, 11/15/39	$ 4,445	$ 4,689,164
3.75%, 11/15/44	5,000	5,281,900
State of Maine Housing Authority, RB,
Series A:
S/F Housing, 3.00%, 11/15/44	2,500	2,553,425
2.85%, 11/15/39	5,790	5,940,945
		36,471,361
Maryland -- 3.8%
County of Anne Arundel Maryland, GO,
Consolidated General Improvement,
5.00%, 10/01/23	5,000	5,747,000
County of Anne Arundel Maryland
Consolidated, RB, Special Taxing
District, Villages at Two Rivers
Project:
5.13%, 07/01/36	600	638,754
5.25%, 07/01/44	1,220	1,282,720
County of Baltimore Maryland, GO,
Refunding (c):
5.00%, 03/01/28	10,000	13,176,200
5.00%, 03/01/29	10,000	13,488,400
5.00%, 03/01/30	10,000	13,800,300
5.00%, 03/01/31	10,000	13,749,100
4.00%, 03/01/32	10,000	12,612,000
4.00%, 03/01/34	10,000	12,508,100
4.00%, 03/01/35	10,000	12,447,600
4.00%, 03/01/36	10,000	12,392,700
4.00%, 03/01/37	10,000	12,344,400
County of Baltimore Maryland, Refunding,
Consolidated Public Improvement
Bonds, 4.00%, 03/01/38 (c)	15,435	18,950,630
County of Frederick Maryland, Tax
Allocation Bonds, Jefferson
Technology Park Project, Series B,
7.13%, 07/01/43 (a)	2,830	2,899,816
County of Howard Maryland, Tax
Allocation Bonds, Annapolis Junction
Town Center Project, 6.10%, 02/15/44	1,170	1,252,146
County of Montgomery Maryland, GO,
Refunding, Series A:
5.00%, 11/01/21	10,000	10,698,500
5.00%, 11/01/22	10,000	11,117,600
5.00%, 11/01/23	10,000	11,531,400
5.00%, 11/01/24	10,000	11,937,700
5.00%, 11/01/25	10,000	12,333,500
County of Montgomery Maryland, GO,
Refunding Series C, 5.00%, 10/01/26	10,000	12,679,100
Maryland Community Development
Administration, RB, Series D:
M/F, 4.20%, 01/01/56	4,220	4,467,419
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	10

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Maryland (continued)
Maryland Community Development
Administration, RB, Series D
(continued):
2.75%, 07/01/34	$ 1,005	$ 1,065,632
Maryland Community Development
Administration, Refunding RB, Series
A:
2.30%, 09/01/35	4,445	4,554,347
2.50%, 09/01/40	10,450	10,715,534
2.60%, 03/01/42	3,490	3,580,286
3.75%, 03/01/50	32,000	35,720,320
Maryland EDC, RB:
Purple Line Light Rail Project, AMT,
5.00%, 03/31/24	10,000	10,668,400
Purple Line Light Rail Project, AMT,
5.00%, 09/30/26	10,000	10,661,400
Purple Line Light Rail Project, AMT,
5.00%, 03/31/41	10,000	11,627,700
Purple Line Light Rail Project, AMT,
5.00%, 03/31/46	10,000	11,543,400
Purple Line Light Rail Project, AMT,
5.00%, 03/31/51	10,000	11,409,700
Series A, 5.38%, 06/01/20 (f)	7,500	7,582,875
Series B, 5.38%, 06/01/20 (f)	5,055	5,110,858
Maryland EDC, Refunding RB:
CNX Marine Terminal, Inc., 5.75%,
09/01/25	1,140	1,163,290
Potomac Electric Power Co.,
1.70%, 09/01/22	25,000	25,276,750
State of Maryland, GO, Refunding,
Series B, 5.00%, 08/01/26	10,000	12,607,400
State of Maryland, GO, Series A, 5.00%,
08/01/26	6,575	8,279,174
State of Maryland, RB, Bid Group 1,
Second Series A, 5.00%, 08/01/26	25,000	31,486,000
State of Maryland Department of
Transportation, ARB:
5.00%, 10/01/23	10,000	11,498,100
5.00%, 10/01/24	15,395	18,320,820
State of Maryland Department of
Transportation, RB:
5.00%, 09/01/23	7,410	8,494,824
5.00%, 09/01/28	6,345	8,213,031
Washington Suburban Sanitary
Commission, GO, Refunding, 5.00%,
06/01/22	10,000	10,951,000

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Maryland (continued)
Washington Suburban Sanitary
Commission, Refunding RB, 5.00%,
06/01/25	$ 5,550	$ 6,765,395
		489,351,321
Massachusetts -- 4.0%
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series D,
5.00%, 11/01/21	10,000	10,703,300
Series A, 5.00%, 01/01/44	5,000	6,311,150
Commonwealth of Massachusetts
Transportation Fund Revenue, RB,
Rail Enhancement & Accelerated
Bridge Programs:
Green Bond, 5.00%, 06/01/49	44,525	57,883,836
Series A, 5.00%, 06/01/42	5,000	6,265,050
Massachusetts Bay Transportation
Authority, Refunding RB, Series A,
5.00%, 07/01/26	35,000	44,022,650
Massachusetts Clean Water Trust, RB,
Green Bonds, Series 20, 5.00%,
02/01/35	5,000	5,984,100
Massachusetts Clean Water Trust,
Refunding RB, 5.00%, 08/01/24	5,000	5,914,650
Massachusetts Development Finance
Agency, RB:
Boston Medical Center, Series D,
5.00%, 07/01/44	10,000	11,403,300
Caregroup, Series J-2, 5.00%,
07/01/43	10,000	12,468,300
Caregroup, Series J-2, 5.00%,
07/01/48	25,000	30,831,500
Caregroup, Series J-2, 5.00%,
07/01/53	25,000	30,609,750
UMass Darthmouth Student
Housing Project, 5.00%,
10/01/32	2,525	3,180,339
UMass Darthmouth Student
Housing Project, 5.00%,
10/01/33	1,860	2,337,462
UMass Darthmouth Student
Housing Project, 5.00%,
10/01/38	10,000	12,430,400
UMass Darthmouth Student
Housing Project, 5.00%,
10/01/48	10,000	12,240,700
UMass Darthmouth Student
Housing Project, 5.00%,
10/01/54	15,000	18,236,700
UMass Dartmouth Student Housing
Project, 5.00%, 10/01/43	5,000	6,142,700
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	11

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Massachusetts (continued)
Massachusetts Development Finance
Agency, Refunding RB:
Beth Israel Lahey Health Issue,
5.00%, 07/01/25	$ 2,000	$ 2,416,160
Beth Israel Lahey Health Issue,
5.00%, 07/01/26	1,500	1,865,025
Beth Israel Lahey Health Issue,
5.00%, 07/01/27	1,730	2,206,096
Beth Israel Lahey Health Issue,
5.00%, 07/01/28	1,500	1,956,375
Caregroup, Series H-1, 5.00%,
07/01/23	5,000	5,665,000
Caregroup, Series H-1, 5.00%,
07/01/24	5,000	5,855,150
Caregroup, Series H-1, 5.00%,
07/01/25	5,000	6,040,400
CareGroup, Series I, 5.00%,
07/01/33	5,000	6,120,400
Emmanuel College Issue, Series A,
5.00%, 10/01/43	10,000	11,857,900
New Bridge Charles, Inc., 4.00%,
10/01/32 (a)	2,560	2,784,333
New Bridge Charles, Inc., 4.13%,
10/01/42 (a)	8,225	8,872,390
New Bridge Charles, Inc., 5.00%,
10/01/57 (a)	4,090	4,526,648
UMass Memorial Health Care
Obligated Group Issue, Series K,
5.00%, 07/01/38	5,000	6,008,500
Umass Memorial Healthcare,
5.00%, 07/01/44	10,000	12,089,500
Worchester Polytechnic Institutes,
Series B, 5.00%, 09/01/45	10,000	12,195,700
Massachusetts Educational Financing
Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,698,750
Series A, 5.00%, 01/01/22	10,000	10,688,700
Massachusetts Housing Finance
Agency, RB:
M/F Housing, Series C-1, 2.65%,
12/01/34	2,950	3,078,827
M/F Housing, Series C-1, 2.90%,
12/01/39	3,370	3,510,933
M/F Housing, Series C-1, 3.10%,
12/01/44	2,500	2,608,025
M/F Housing, Series C-1, 3.25%,
12/01/54	7,790	8,165,400
M/F Housing, Series C-1, 3.30%,
12/01/59 (c)	9,185	9,618,991
M/F Housing, Series C-1, 3.35%,
06/01/62	5,010	5,257,795
M/F, Series C, 4.13%, 12/01/45	1,505	1,611,705
M/F, Series C, 4.25%, 06/01/55	1,470	1,564,609

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Massachusetts (continued)
Massachusetts Housing Finance
Agency, RB (continued):
S/F Housing, Series A, 3.40%,
12/01/49	$ 3,115	$ 3,279,160
Massachusetts Housing Finance
Agency, Refunding RB:
M/F Housing, Series B-1 (FHA),
2.75%, 12/01/34	2,240	2,380,000
M/F Housing, Series B-1 (FHA),
3.00%, 12/01/39	1,430	1,499,755
M/F Housing, Series B-1 (FHA),
3.30%, 12/01/56	5,975	6,266,042
M/F, Series A, 4.60%, 12/01/55	2,340	2,486,601
S/F, Series 172, 3.65%, 12/01/35	3,450	3,646,339
Massachusetts Housing Finance
Authority, RB, M/F Housing, Series C-
1, 3.15%, 12/01/49	2,890	3,033,113
Massachusetts Port Authority, ARB,
Series B, 5.00%, 07/01/44	10,000	12,970,700
Massachusetts School Building
Authority, RB, Subordinated, Series A,
5.00%, 02/15/44	25,000	32,110,000
Massachusetts Water Resources
Authority, Refunding RB, Green Bond,
Series C, 5.00%, 08/01/40	10,000	12,277,900
Metropolitan Boston Transit Parking
Corp., Refunding RB, 5.00%,
07/01/41	10,000	10,481,000
		509,659,809
Michigan -- 2.2%
City of Detroit Michigan Sewage
Disposal System, Refunding RB,
Senior Lien, Series A, 5.25%,
07/01/39	5,000	5,469,000
City of Detroit Michigan Sewage
Disposal System Revenue, Refunding
RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%,
07/01/23	5,000	5,469,250
Series D (AGM), 1.88%, 07/01/32	115,130	117,437,781
County of Monroe Michigan EDC,
Refunding RB, Detroit Edison Co.
Project, Series AA (NPFGC), 6.95%,
09/01/22	10,000	11,453,400
Great Lakes Water Authority Water
Supply System Revenue, Refunding
RB, Senior Lien, Series C, 5.25%,
07/01/33	5,000	6,171,250
Michigan Finance Authority, RB:
Beaumont Health Credit Group,
Series A, 5.00%, 11/01/44	5,000	5,867,700
FEBRUARY 29, 2020	12

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Michigan (continued)
Michigan Finance Authority, RB
(continued):
Henry Ford Health System, Series
A, 5.00%, 11/15/48	$ 5,000	$ 6,318,300
School Loan Revolving Fund,
2.37%, 09/01/49 (b)	15,000	15,502,200
Series A-1, School Loan Revolving
Fund, 2.86%, 09/01/49 (b)	10,285	10,619,057
Michigan Finance Authority, Refunding
RB:
Henry Ford Health System, 5.00%,
11/15/37	5,000	6,114,100
Local Government Loan Program,
Series B, 5.00%, 07/01/44	5,000	5,598,150
Local Government Loan Program,
Series D-6 (NPFGC), 5.00%,
07/01/21	5,000	5,273,900
Michigan State Housing Development
Authority, RB:
M/F Housing, Series A-1, 2.88%,
10/01/34	8,795	9,331,143
M/F Housing, Series A-1, 3.00%,
10/01/39	3,500	3,702,545
M/F Housing, Series A-1, 3.25%,
10/01/44	3,550	3,775,141
M/F Housing, Series A-1, 3.50%,
10/01/54	5,000	5,362,150
M/F Housing, Series A-1, 3.60%,
10/01/60	5,000	5,400,450
M/F, Series A, 4.00%, 10/01/43	1,940	2,168,454
S/F Housing, Series B, 3.10%,
12/01/44	6,540	6,855,228
Michigan State Housing Development
Authority, Refunding RB, M/F, Rental
Housing, Series D:
3.95%, 10/01/37(k)	3,180	3,325,294
4.00%, 10/01/42	3,495	3,634,905
4.50%, 10/01/48	7,005	7,365,828
Michigan State University, RB, Series B
(AMBAC), 1.76%, 02/15/37	5,000	5,064,180
Michigan Tobacco Settlement Finance
Authority, RB, Series A, 7.31%,
06/01/34	15,585	16,883,542
Michigan Tobacco Settlement Finance
Authority, Refunding RB, Series A,
6.88%, 06/01/42	2,375	2,395,235
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, Beaumont
Health Credit Group, Series D, 5.00%,
09/01/39	5,000	5,719,650

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Michigan (continued)
State of Michigan Housing Development
Authority, RB, M/F Housing, Series A-
1, 3.35%, 10/01/49	$ 5,585	$ 5,941,826
		288,219,659
Minnesota -- 1.5%
City of Deephaven Minnesota,
Refunding RB, Series A, 5.50%,
07/01/50	2,500	2,793,750
City of Minneapolis Minnesota, RB:
(Fannie Mae), 2.35%, 02/01/38	7,000	7,301,630
Hiawatha Academies Project,
Series A, 5.00%, 07/01/47	3,000	3,212,880
City of Wayzata Minnesota, Refunding
RB, Folkestone Senior Living
Community:
5.00%, 08/01/49	185	205,245
5.00%, 08/01/54	885	979,199
Duluth Economic Development
Authority, Refunding RB, Essentia
Health Obligated Group, Series A:
5.00%, 02/15/53	5,000	6,045,650
5.00%, 02/15/58	5,000	6,042,950
5.25%, 02/15/58	5,000	6,143,250
Minneapolis-St. Paul Metropolitan
Airports Commission, Refunding RB,
Senior, Series A, 5.00%, 01/01/28	5,000	6,332,100
Minnesota Housing Finance Agency,
RB:
S/F Housing, Mortgage-Backed
Securities Pass-Through, Series
I, AMT (Ginnie Mae, Fannie Mae
& Freddie Mac), 2.80%, 12/01/47	12,549	13,088,932
S/F Housing, Mortgage-Backed
Securities, Series E, AMT
(Ginnie Mae, Fannie Mae &
Freddie Mac), 2.85%, 06/01/47	12,881	13,494,451
S/F Housing, Series B (Ginnie Mae,
Fannie Mae & Freddie Mac),
2.80%, 01/01/44	2,000	2,078,520
Series B (Fannie Mae), 2.40%,
01/01/35	2,000	2,068,780
Series B (Fannie Mae), 2.63%,
01/01/40	8,000	8,254,320
Series B (Fannie Mae), 3.50%,
07/01/50	25,000	27,612,000
Series G (Fannie Mae), 2.65%,
10/01/47	33,626	34,903,959
Minnesota Housing Finance Agency,
Refunding RB, S/F, Residential
Housing, Series B (Ginnie Mae,
Fannie Mae & Freddie Mac), 3.10%,
07/01/35	1,665	1,749,416
FEBRUARY 29, 2020	13

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Minnesota (continued)
St. Paul Housing & Redevelopment
Authority, Refunding RB, Hmong
College Prep Academy Project, Series
A:
5.75%, 09/01/46	$ 1,805	$ 2,095,407
6.00%, 09/01/51	2,710	3,167,692
State of Minnesota, GO:
Series A, 5.00%, 10/01/24	7,690	9,153,715
Series A, 5.00%, 10/01/25	8,830	10,864,167
Series B, 5.00%, 08/01/28	9,315	12,407,766
Trunk Highway Bound, Series B,
5.00%, 08/01/23	5,000	5,713,350
Trunk Highway Bound, Series B,
5.00%, 08/01/24	5,000	5,917,850
State of Minnesota, RB, Appropriation,
Series A, 5.00%, 06/01/24	5,000	5,671,500
		197,298,479
Mississippi -- 0.1%
Mississippi Hospital Equipment &
Facilities Authority, RB, Baptist
Memorial Health Corp., Series A,
5.00%, 09/01/46	10,000	11,727,600
Missouri -- 1.3%
City of State Louis Missouri Airport
Revenue, ARB, Series C (AGM):
5.00%, 07/01/42	5,000	6,187,900
5.00%, 07/01/47	5,000	6,161,300
City of State Louis Missouri Airport
Revenue, Refunding ARB, Series A
(AGM):
5.00%, 07/01/23	5,000	5,677,700
5.00%, 07/01/25	5,000	6,071,750
5.00%, 07/01/24	5,000	5,877,950
Kansas City Missouri IDA, ARB, AMT:
Kansas City International Airport
Terminal Modernization Project
Series A, 5.00%, 03/01/34	5,105	6,495,704
Kansas City International Airport
Terminal Modernization Project
Series A, 5.00%, 03/01/35	5,360	6,799,321
Kansas City International Airport
Terminal Modernization Project
Series A, 5.00%, 03/01/36	5,000	6,329,450
Kansas City International Airport
Terminal Modernization Project
Series A, 5.00%, 03/01/37	5,910	7,469,649
Kansas City International Airport
Terminal Modernization Project
Series A, 5.00%, 03/01/39	5,000	6,290,100
Kansas City International Airport
Terminal Modernization Project
Series B, 5.00%, 03/01/39	5,000	6,295,400

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Missouri (continued)
Kansas City Missouri IDA, Refunding
RB, Kansas City United Methodist
Church (a)(g)(h):
5.75%, 11/15/36	$ 8,055	$ 6,436,573
6.00%, 11/15/46	5,125	4,285,064
6.00%, 11/15/51	2,060	1,716,722
Metropolitan State Louis Sewer District,
Refunding RB, Wastewater System
Improvement, Series A, 5.00%,
05/01/42	5,000	6,233,100
Missouri Highway & Transportation
Commission, RB, Series B:
5.00%, 11/01/22	10,000	11,111,400
5.00%, 11/01/24	10,425	12,440,986
5.00%, 11/01/25	10,735	13,232,283
Missouri Housing Development
Commission, RB:
(Fannie Mae), 2.55%, 11/01/40	1,750	1,790,267
(Fannie Mae), 2.70%, 11/01/45	2,500	2,573,200
(Fannie Mae), 3.50%, 11/01/50	10,000	11,024,900
S/F Housing, First Place
Homeownership Loan Program,
Series A (Ginnie Mae, Fannie
Mae & Freddie Mac), 2.85%,
05/01/50	1,000	1,036,160
Missouri State Environmental
Improvement & Energy Resources
Authority, Refunding RB, Union
Electric Company Project, Series C,
2.75%, 09/01/33	25,000	26,344,750
St. Louis Land Clearance for
Redevelopment Authority, Refunding
RB, Kiel Opera House Renovation
Project, 5.00%, 10/01/35 (b)(i)	2,750	2,927,664
		170,809,293
Nebraska -- 0.2%
County of Douglas Nebraska Hospital
Authority No. 2, RB, Health Facilities-
Children's Hospital Obligated Group,
5.00%, 11/15/47	5,000	6,021,900
University of Nebraska Facilities Corp.,
RB, Cancer Center, Series A, 5.00%,
02/15/24	10,000	11,649,500
University of Nebraska Facilities Corp.,
Refunding RB, Series B, 4.00%,
10/01/22	7,000	7,584,780
		25,256,180
Nevada -- 0.7%
City of North Las Vegas Nevada, GO,
Build America Bonds, 6.57%,
06/01/40	5,175	7,180,985
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	14

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Nevada (continued)
County of Clark Department of Aviation,
Refunding RB:
Junior Sub-Lien, AMT, Series C,
5.00%, 07/01/21	$ 10,000	$ 10,547,600
Series B, 5.00%, 07/01/40	5,000	6,487,150
Series B, 5.00%, 07/01/41	5,000	6,478,450
Series B, 5.00%, 07/01/42	5,000	6,467,200
County of Clark Nevada, GO, Stadium
Improvement, Series A, 5.00%,
06/01/43	5,000	6,314,400
County of Clark School District, GO,
Refunding, Series B, 5.00%, 06/15/24	5,000	5,862,950
County of Clark School District, GO,
Refunding Series A, 5.00%, 06/15/25	5,455	6,597,441
County of Clark School District Nevada,
GO, Refunding, Series A, 5.00%,
06/15/22	5,000	5,470,250
Las Vegas Convention & Visitors
Authority, RB, Series B, 5.00%,
07/01/43	10,000	12,429,400
Las Vegas Nevada Special
Improvement District 607, Refunding,
Special Assessment Bonds, Local
Improvement:
5.00%, 06/01/23	310	336,257
5.00%, 06/01/24	185	204,934
State of Nevada, GO, 5.00%, 04/01/21	15,455	16,138,574
State of Nevada Department of
Business & Industry, RB, Somerset
Academy, Series A (a):
4.50%, 12/15/29	335	366,363
5.00%, 12/15/38	965	1,052,825
		91,934,779
New Hampshire -- 0.9%
New Hampshire Business Finance
Authority, Series 2020-1, Class A,
4.13%, 01/20/34	69,903	86,726,331
New Hampshire Business Finance
Authority, Refunding RB, Resource
Recovery, Covanta Project (a):
Series B, 4.63%, 11/01/42	7,900	8,569,446
Series C, AMT, 4.88%, 11/01/42	2,995	3,274,823
New Hampshire Health and Education
Facilities Authority, RB, Catholic
Medical Center Issue, 5.00%,
07/01/44	5,000	5,990,150

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
New Hampshire (continued)
New Hampshire Housing Finance
Authority, RB, M/F Housing,
Cimarron, Whittier Falls & Marshall
(FHA), 3.55%, 07/01/37	$ 1,385	$ 1,510,453
		106,071,203
New Jersey -- 2.9%
Casino Reinvestment Development
Authority, Inc., Refunding RB, 5.25%,
11/01/39	5,000	5,645,550
County of Essex New Jersey
Improvement Authority, RB, AMT,
5.25%, 07/01/45 (a)	7,105	7,200,775
County of Gloucester New Jersey
Pollution Control Financing Authority,
Refunding RB, Keystone Urban
Renewal Project, Series A, AMT,
5.00%, 12/01/24	1,390	1,506,121
New Jersey EDA, ARB, Continental
Airlines, Inc. Project, 5.13%, 09/15/23	4,660	5,031,821
New Jersey EDA, RB:
Friends of Vineland Public Charter
School Projects, Series B,
5.50%, 11/01/26 (a)	265	276,853
Goethals Bridge Replacement
Project, AMT, Private Activity
Bond, 5.38%, 01/01/43	8,325	9,493,830
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 07/01/25	5,000	5,986,400
School Facilities Construction,
5.00%, 06/15/29	5,000	6,395,450
School Facilities Construction,
5.00%, 06/15/30	5,000	6,441,950
School Facilities Construction,
5.00%, 06/15/31	5,500	7,070,305
School Facilities Construction,
5.00%, 06/15/36	5,500	6,981,810
School Facilities Construction,
5.00%, 06/15/37	4,000	5,066,520
School Facilities Construction,
5.00%, 06/15/39	5,000	6,305,000
School Facilities Construction,
5.00%, 06/15/49	5,000	6,114,700
School Facilities Construction,
Series EEE, 5.00%, 06/15/43	5,000	6,094,950
State House Project, Series B,
Remark 10, 5.00%, 06/15/43	5,750	7,009,193
New Jersey EDA, Refunding RB:
American Water Co., Inc, AMT,
Series A, 2.20%, 10/01/39 (b)	57,140	59,365,032
Series A (BAM), 5.00%, 07/01/23	5,000	5,616,200
Series B, 5.00%, 11/01/23	5,000	5,691,800
Series B, 5.00%, 11/01/24	10,000	11,709,000
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	15

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB
(continued):
Series B, 5.00%, 11/01/25	$ 5,000	$ 6,005,850
Series MMM, 5.00%, 06/15/33	5,000	6,400,050
New Jersey Educational Facilities
Authority, RB, Series A, 4.00%,
07/01/50 (c)	3,000	3,547,830
New Jersey Health Care Facilities
Financing Authority, RB:
4.00%, 07/01/35	5,000	5,793,050
Valley Health System Obligated
Group, 3.00%, 07/01/20	5,000	5,034,950
Valley Health System Obligated
Group, 5.00%, 07/01/31	6,430	8,468,824
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Barnabas Health Issue, Series A,
5.00%, 07/01/22	1,400	1,531,516
Hackensack Meridian Health
Obligated Group Issue, Series A,
5.00%, 07/01/39	5,000	6,187,650
Hackensack Meridian Health
Obligated Group Issue, Series A,
5.00%, 07/01/52	5,000	6,120,700
Hospital Asset Transformation
Program, 5.00%, 10/01/23	5,000	5,678,450
St. Barnabas Health Care System,
Series A, 5.00%, 07/01/25	2,000	2,187,100
St. Barnabas Health Care, Series
A, 5.00%, 07/01/23	2,140	2,340,753
New Jersey Health Care System
Facilities Financing Authority,
Refunding RB, St. Barnabas Health
Care, Series A, 5.00%, 07/01/24	5,165	5,648,961
New Jersey Higher Education Student
Assistance Authority, RB, Senior
Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,331,450
5.00%, 12/01/22	5,000	5,516,000
5.00%, 12/01/23	5,000	5,693,900
5.00%, 12/01/24	6,000	7,034,280
New Jersey Transportation Trust Fund
Authority, RB:
Transportation Program Bonds,
Series S, 5.25%, 06/15/43	5,000	6,228,000
Build America Bonds, Series C,
6.10%, 12/15/20 (f)	2,500	2,595,700
Federal Highway Reimbursement
Revenue Notes, Series A,
5.00%, 06/15/23	5,000	5,581,250
Federal Highway Reimbursement
Revenue Notes, Series A,
5.00%, 06/15/27	5,000	5,906,900

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund
Authority, RB (continued):
Federal Highway Reimbursement
Revenue Notes, Series A,
5.00%, 06/15/28	$ 5,000	$ 5,883,050
Transportation Program, Series AA,
5.00%, 06/15/24	10,000	11,238,200
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series A:
5.00%, 12/15/34	10,000	12,499,600
5.00%, 12/15/36	10,000	12,447,500
Rahway Valley Sewerage Authority, RB,
Capital Appreciation Bonds, Series A
(NPFCG), 0.00%, 09/01/34 (d)	5,420	4,045,976
South Jersey Port Corp., RB, Sub-
Marine Terminal, Series A, 5.00%,
01/01/49	5,000	6,011,300
South Jersey Port Corp., Refunding
ARB, Marine Terminal, Series B:
5.00%, 01/01/42	10,000	11,937,200
AMT, 5.00%, 01/01/48	10,000	11,835,800
Tobacco Settlement Financing Corp.,
Refunding RB, Sub-Series B, 5.00%,
06/01/46	10,000	11,697,700
		371,432,750
New Mexico -- 0.2%
New Mexico Finance Authority,
Refunding RB, Series A, 5.00%,
06/15/23	10,115	11,509,454
New Mexico Mortgage Finance
Authority, RB:
S/F (Ginnie Mae, Fannie Mae &
Freddie Mac), 3.70%, 09/01/42	3,785	4,158,201
S/F Housing (Ginnie Mae, Fannie
Mae & Freddie Mac), 2.88%,
07/01/45	2,205	2,308,745
Series A (Fannie Mae), 2.50%,
07/01/35	1,000	1,036,700
Series A (Fannie Mae), 2.70%,
07/01/40	2,750	2,851,008
Series A (Fannie Mae), 3.50%,
01/01/51	5,000	5,515,850
		27,379,958
New York -- 13.6%
Build NYC Resource Corp., Refunding
RB, Pratt Paper, Inc. Project, AMT,
5.00%, 01/01/35 (a)	400	442,860
Chautauqua Tobacco Asset
Securitization Corp., Refunding RB,
5.00%, 06/01/48	5,000	5,211,500
FEBRUARY 29, 2020	16

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
New York (continued)			New York (continued)
City of New York, GO, Taxable Fiscal-			Counties of New York Tobacco Trust IV,
2020, Subseries, Series A, 2.85%,			Refunding RB, Settlement Pass-
08/01/31	$ 20,000	$ 22,029,000	Through Turbo, Series A (continued):
City of New York Housing Development			5.00%, 06/01/45	$ 6,930	$ 6,930,901
Corp., RB:			Counties of New York Tobacco Trust VI,
(HUD), 2.70%, 08/01/45	5,000	5,114,650	Refunding RB, Tobacco Settlement
M/F Housing, Sustainable			Pass-Through, Series A-2B, 5.00%,
Development Bonds, Series A,			06/01/51	3,630	3,900,943
2.80%, 02/01/50	104,945	107,337,746	County of Dutchess New York Industrial
M/F Housing, Sustainable			Development Agency, Refunding RB,
Neighborhood Bonds, Series C-			Bard College Civic Facility, Series A-
1-A, 3.45%, 05/01/50	5,800	6,082,228	1, 5.00%, 08/01/46	7,950	7,952,226
Series J, 2.20%, 05/01/30	1,000	1,035,680	County of Nassau New York, GO,
Series J, 2.30%, 05/01/31	1,610	1,668,008	Refunding Series B:
Series J, 2.60%, 11/01/34	3,210	3,336,313	5.00%, 04/01/44	10,000	12,945,500
Series J, 2.85%, 11/01/39	8,000	8,332,720	5.00%, 04/01/49	10,000	12,871,700
Series J, 3.00%, 11/01/44	8,135	8,474,474	County of Nassau New York Tobacco
Series J, 3.05%, 11/01/49	13,450	13,991,766	Settlement Corp., Refunding RB,
Series J, 3.15%, 11/01/54	23,000	24,047,880	Series A1, 6.83%, 06/01/21	2,602	2,612,225
Series J, 3.25%, 11/01/59	50,000	52,717,000	County of Onondaga Trust for Cultural
Series J, 3.35%, 11/01/65 (c)	8,000	8,438,880	Resources, Refunding RB:
City of New York Housing Development			5.00%, 12/01/38	7,095	9,366,748
Corp., Refunding RB:			5.00%, 12/01/39	9,170	12,085,877
1.88%, 05/01/28	1,000	1,027,270	5.00%, 12/01/40	5,775	7,600,708
2.25%, 11/01/31	1,500	1,544,985	4.00%, 12/01/41	10,375	12,488,180
M/F Housing, Sustainable			5.00%, 12/01/43	16,995	22,191,391
Neighborhood, Series B-1-A,			4.00%, 12/01/47	12,750	15,171,480
3.65%, 11/01/49	5,000	5,384,200	4.00%, 12/01/49	10,000	11,896,800
M/F Housing, Sustainable			County of Westchester New York
Neighborhood, Series B-1-A,			Healthcare Corp., Refunding RB,
3.75%, 11/01/54	5,000	5,400,350	Senior Lien, Remarketing, Series A,
M/F Housing, Sustainable			5.00%, 11/01/23	5,000	5,302,000
Neighbourhood, Series B-1-A,			County of Westchester New York Local
3.10%, 11/01/34	3,000	3,218,640	Development Corp., Refunding RB,
M/F Housing, Sustainable			Westchester Medical Center
Neighbourhood, Series B-1-A,			Obligation, 5.00%, 11/01/46	5,000	5,740,250
3.40%, 11/01/39	3,000	3,231,930	Dutchess County Local Development
M/F Housing, Sustainable			Corp., RB, Health Quest System, Inc.,
Neighbourhood, Series B-1-A,			Series B, 5.00%, 07/01/46	25,000	29,741,750
3.55%, 11/01/44	5,000	5,386,800	Erie Tobacco Asset Securitization Corp.,
M/F Housing, Sustainable			Refunding RB, Asset-Backed, Series
Neighbourhood, Series B-1-A,			A, 5.00%, 06/01/45	18,765	18,779,637
3.85%, 05/01/58	5,000	5,428,250	Metropolitan Transportation Authority,
City of New York Transitional Finance			Refunding RB, Green Bond, Climate
Authority Future Tax Secured			Bond Certified, Series C-1, 5.00%,
Revenue, RB, Taxable, Future Tax			11/15/34	10,000	12,720,100
Secured Fiscal, Sub-Series C-3,			Metropolitan Transportation Authority,
3.50%, 11/01/32	22,000	25,292,960	RB, Series F, 5.00%, 11/15/22	50,000	55,418,000
Counties of New York Tobacco Trust IV,			Metropolitan Transportation Authority,
Refunding RB, Settlement Pass-			Refunding RB:
Through Turbo, Series A:			Green Bond, Group 1, Series C,
6.25%, 06/01/41 (a)	27,500	27,717,800	5.00%, 11/15/40	10,000	12,910,900
5.00%, 06/01/42	28,915	28,920,494
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	17

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
New York (continued)			New York (continued)
Metropolitan Transportation Authority,			New York State Dormitory Authority, RB:
Refunding RB (continued):			Rockefeller University, Green Bond,
Green Bond, Group 1, Series C,			5.00%, 07/01/50	$ 10,000	$ 12,978,400
5.00%, 11/15/42	$ 10,000	$ 12,861,500	Series B, 2.70%, 03/15/22	21,160	21,894,887
Green Bond, Group 1, Series C			New York State Dormitory Authority,
(AGM), 5.00%, 11/15/41	10,000	12,949,600	Refunding RB:
Green Bond, Group 1, Series C			Catholic Healthcare Partners,
(BAM), 5.00%, 11/15/43	10,000	12,884,500	5.00%, 07/01/28	250	320,213
Green Bonds, Series C (AGM),			Group 3, Series A, 5.00%, 03/15/39	10,000	12,989,300
5.00%, 11/15/40	10,000	12,947,300	Series A, 5.00%, 03/15/40	10,000	12,992,800
Green Bonds, Series C-1, 5.00%,			Yeshiva University, 5.00%,
11/15/24	10,000	11,855,400	09/01/38	730	731,803
Metropolitan Transportation Authority			New York State Housing Finance
Hudson Rail Yards Trust Obligations,			Agency, RB:
Refunding RB, Series A, 5.00%,			Green Bond, Series F (SONYMA),
11/15/56	5,000	5,610,000	3.90%, 11/01/48	6,905	7,585,142
New York City Housing Development			M/F Housing, Climate Bond
Corp., RB, M/F:			Certified/Sustainability (Fannie
Housing, Sustainable			Mae) (SONYMA), 1.63%,
Neighborhood Bonds, Series A,			05/01/23	1,200	1,207,056
4.38%, 11/01/33	1,110	1,297,901	M/F Housing, Climate Bond
Series A-1, 3.95%, 11/15/44	15,000	16,073,550	Certified/Sustainability (Fannie
Series C-1-A, 3.50%, 11/01/33	5,000	5,491,100	Mae) (SONYMA), 2.25%,
Series C-1-A, 3.70%, 11/01/38	10,000	10,928,900	11/01/29	275	291,580
Series C-1-A, 4.20%, 11/01/44	10,000	10,667,600	M/F Housing, Climate Bond
Series G-1, 3.90%, 05/01/45	10,000	10,591,400	Certified/Sustainability (Fannie
Series G-1, 4.00%, 05/01/48	5,000	5,289,500	Mae) (SONYMA), 2.35%,
Sustainable Neighborhood, 3.85%,			11/01/30	250	265,278
11/01/43	5,000	5,446,750	M/F Housing, Climate Bond
New York City Transitional Finance			Certified/Sustainability (Fannie
Authority Building Aid Revenue, RB,			Mae) (SONYMA), 2.40%,
Subordinate, Fiscal 2019, Series S-3,			11/01/31	250	264,748
3.42%, 07/15/23	8,000	8,620,160	M/F Housing, Climate Bond
New York City Transitional Finance			Certified/Sustainability (Fannie
Authority Future Tax Secured			Mae) (SONYMA), 3.00%,
Revenue, RB, Future Tax Secured			11/01/39	1,185	1,250,057
Bonds, Series A-1, 3.90%, 08/01/31	10,000	11,737,300	M/F Housing, Climate Bond
New York City Water & Sewer System,			Certified/Sustainability (Fannie
RB, Series BB-1, 5.00%, 06/15/49	10,000	12,997,500	Mae) (SONYMA), 3.15%,
New York Liberty Development Corp.,			11/01/44	1,000	1,054,460
Refunding RB:			M/F Housing, Climate Bond
3 World Trade Center Project,			Certified/Sustainability (Fannie
Class 1, 5.00%, 11/15/44 (a)	49,285	55,597,423	Mae) (SONYMA), 3.25%,
3 World Trade Center Project,			11/01/52	3,430	3,622,560
Class 2, 5.15%, 11/15/34 (a)	240	271,114	M/F Housing, Sustainable Bonds,
3 World Trade Center Project,			Series I (Fannie Mae)
Class 2, 5.38%, 11/15/40 (a)	570	647,606	(SONYMA), 1.75%, 05/01/24	3,000	3,040,110
3 World Trade Center Project,			M/F Housing, Sustainable Bonds,
Class 3, 7.25%, 11/15/44 (a)	1,655	2,011,388	Series I (Fannie Mae)
4 World Trade Center Project,			(SONYMA), 2.40%, 05/01/31	280	297,312
5.00%, 11/15/44	10,000	10,627,600	M/F Housing, Sustainable Bonds,
			Series I (Fannie Mae)
			(SONYMA), 2.75%, 11/01/34	1,250	1,337,337
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	18

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
New York (continued)			New York (continued)
New York State Housing Finance			New York Transportation Development
Agency, RB (continued):			Corp., ARB, AMT (continued):
M/F Housing, Sustainable Bonds,			Delta Air Lines, Inc. LaGuardia
Series I (Fannie Mae)			Airport Terminals C&D
(SONYMA), 3.00%, 11/01/39	$ 2,140	$ 2,257,486	Redevelopment Project, 5.00%,
M/F Housing, Sustainable Bonds,			01/01/30	$ 10,000	$ 12,527,900
Series I (Fannie Mae)			Delta Air Lines, Inc. LaGuardia
(SONYMA), 3.15%, 11/01/44	3,275	3,453,356	Airport Terminals C&D
M/F Housing, Sustainable Bonds,			Redevelopment Project, 5.00%,
Series I (Fannie Mae)			01/01/31	10,000	12,482,600
(SONYMA), 3.25%, 11/01/52	5,895	6,225,945	Delta Air Lines, Inc. LaGuardia
M/F, Affordable Housing, Series C			Airport Terminals C&D
(HUD), 4.10%, 11/01/45	4,000	4,337,920	Redevelopment Project, 5.00%,
M/F, Affordable Housing, Series F			01/01/32	15,000	18,620,700
(Ginnie Mae, Fannie Mae &			Delta Air Lines, Inc. LaGuardia
Freddie Mac) (SONYMA),			Airport Terminals C&D
3.90%, 05/01/47	3,585	3,812,468	Redevelopment Project, 5.00%,
M/F, Affordable Housing, Series G			01/01/33	10,000	12,444,400
(Ginnie Mae, Fannie Mae &			Delta Air Lines, Inc. LaGuardia
Freddie Mac) (SONYMA),			Airport Terminals C&D
3.90%, 11/01/44	7,110	7,582,815	Redevelopment Project, 5.00%,
New York State Urban Development			01/01/34	15,500	19,252,860
Corp., RB, Bidding Group Bond,			Delta Air Lines, Inc. LaGuardia
Series B, 2.84%, 03/15/32	20,000	21,858,000	Airport Terminals C&D
New York Transportation Development			Redevelopment Project, 5.00%,
Corp., ARB, AMT:			01/01/36	10,000	12,382,900
Delta Air Lines Inc., LaGuardia			LaGuardia Airport Terminal B
Airport Terminal C&D			Redevelopment Project, Series
Redevelopment Project, 5.00%,			A, 5.00%, 07/01/34	5,000	5,801,500
01/01/24	10,000	11,281,800	LaGuardia Airport Terminal B
Delta Air Lines, Inc. LaGuardia			Redevelopment Project, Series
Airport Terminals C&D			A, 5.00%, 07/01/41	10,000	11,439,300
Redevelopment Project, 5.00%,			LaGuardia Airport Terminal B
01/01/25	10,000	11,736,000	Redevelopment Project, Series
Delta Air Lines, Inc. LaGuardia			A, 5.00%, 07/01/46	50,000	57,289,500
Airport Terminals C&D			LaGuardia Airport Terminal B
Redevelopment Project, 5.00%,			Redevelopment Project, Series
01/01/26	10,000	12,045,300	A, 5.25%, 01/01/50	53,530	61,967,399
Delta Air Lines, Inc. LaGuardia			New York Transportation Development
Airport Terminals C&D			Corp., Refunding ARB, American
Redevelopment Project, 5.00%,			Airlines, Inc., AMT:
01/01/27	10,000	12,299,600	5.00%, 08/01/26	21,810	22,924,927
Delta Air Lines, Inc. LaGuardia			5.00%, 08/01/31	34,305	35,908,073
Airport Terminals C&D			Niagara Area Development Corp.,
Redevelopment Project, 5.00%,			Refunding RB, Covanta Project,
01/01/28	10,000	12,637,300	Series A, AMT, 4.75%, 11/01/42 (a)	5,280	5,748,600
Delta Air Lines, Inc. LaGuardia			Port Authority of New York & New
Airport Terminals C&D			Jersey, ARB:
Redevelopment Project, 5.00%,			192nd Series, 4.81%, 10/15/65	6,675	10,046,542
01/01/29	10,000	12,609,800	Consolidated, 168th Series, 4.93%,
			10/01/51	4,140	6,226,394
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	19

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
New York (continued)			New York (continued)
Port Authority of New York & New			State of New York Housing Finance
Jersey, Refunding ARB, AMT, Series			Agency, RB, M/F Housing
207, 5.00%, 09/15/25	$ 5,000	$ 6,067,450	(continued):
State of New York Dormitory Authority,			Affordable Housing, Series M
RB, Series D, 5.00%, 02/15/24	10,000	11,634,300	(Ginnie Mae, Fannie Mae &
State of New York Dormitory Authority,			Freddie Mac) (SONYMA),
Refunding RB:			3.15%, 11/01/32	$ 1,000	$ 1,081,660
Bid Group 4, Series E, 5.00%,			Affordable Housing, Series M
03/15/48	10,000	12,620,300	(Ginnie Mae, Fannie Mae &
Catholic Health System Obligation,			Freddie Mac) (SONYMA),
5.00%, 07/01/26	100	122,934	3.50%, 11/01/37	415	450,719
Catholic Health System Obligation,			Green Bond, Affordable Housing-
5.00%, 07/01/27	300	376,905	Climate Bond Certified, Series K
Catholic Health System Obligation,			(Ginnie Mae, Fannie Mae &
5.00%, 07/01/30	250	325,195	Freddie Mac) (SONYMA),
Catholic Health System Obligation,			3.00%, 11/01/32	1,500	1,606,875
5.00%, 07/01/32	360	462,035	Green Bond, Series F (SONYMA),
Catholic Health System Obligation,			2.30%, 05/01/22	5,000	5,056,900
5.00%, 07/01/34	515	656,079	Series C (Ginnie Mae, Fannie Mae
Catholic Health System Obligation,			& Freddie Mac) (SONYMA),
5.00%, 07/01/35	600	762,036	3.38%, 11/01/49	5,000	5,256,850
Catholic Health System Obligation,			State of New York Mortgage Agency,
5.00%, 07/01/36	975	1,237,587	RB, S/F:
Catholic Health System Obligation,			Housing, Series 223, 2.35%,
4.00%, 07/01/37	1,860	2,169,839	04/01/31	1,835	1,922,254
Catholic Health System Obligation,			Housing, Series 223, 2.40%,
4.00%, 07/01/38	1,650	1,916,343	10/01/31	1,130	1,184,613
Catholic Health System Obligation,			Housing, Series 223, 2.65%,
4.00%, 07/01/39	1,755	2,038,590	10/01/34	9,520	10,017,801
Catholic Health System Obligation,			Series 188, 3.85%, 10/01/44	3,800	3,996,574
4.00%, 07/01/40	2,000	2,323,200	State of New York Mortgage Agency,
Catholic Health System Obligation,			Refunding RB, S/F Housing:(c)
5.00%, 07/01/41	3,400	4,316,572	Series 225, 2.00%, 10/01/35	2,400	2,386,056
Catholic Health System Obligation,			Series 225, 2.30%, 10/01/40	8,275	8,214,510
4.00%, 07/01/45	10,000	11,487,000	Series 225, 2.45%, 10/01/45	29,730	29,496,322
Touro College & University, Series			Series 225, 2.55%, 04/01/50	2,905	2,887,134
B, 5.75%, 01/01/29	990	1,107,365	Series 226, 1.80%, 04/01/28	1,000	999,420
State of New York Housing Finance			Series 226, 1.85%, 10/01/28	1,000	999,340
Agency, RB, M/F Housing:			Series 226, 3.50%, 10/01/50	2,050	2,253,298
Affordable Housing, Series B			State of New York Thruway Authority,
(Ginnie Mae, Fannie Mae &			RB (c):
Freddie Mac) (SONYMA),			4.00%, 01/01/42	10,000	12,060,400
3.45%, 11/01/41	1,200	1,269,720	4.00%, 01/01/43	10,000	12,028,200
Affordable Housing, Series E			4.00%, 01/01/44	10,000	11,985,500
(Ginnie Mae, Fannie Mae &			4.00%, 01/01/45	28,565	34,202,303
Freddie Mac) (SONYMA),			4.00%, 01/01/46	29,685	35,510,384
3.35%, 11/01/45	1,110	1,165,478	4.00%, 01/01/47	20,225	24,170,291
Affordable Housing, Series E			Series N, 5.00%, 01/01/34	15,855	21,327,670
(Ginnie Mae, Fannie Mae &			State of New York Urban Development
Freddie Mac) (SONYMA),			Corp., RB, 5.00%, 03/15/21	13,180	13,748,190
3.45%, 05/01/49	2,850	2,997,630	Troy Capital Resource Corp., Refunding
			RB (c):
			5.00%, 09/01/35	3,000	3,971,730
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	20

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
New York (continued)
Troy Capital Resource Corp., Refunding
RB (c) (continued):
5.00%, 09/01/36	$ 6,250	$ 8,254,187
5.00%, 09/01/38	6,125	8,044,820
Rensselaer Polytechnic Institute
Project, 5.00%, 09/01/33	3,000	4,004,040
Rensselaer Polytechnic Institute
Project, 5.00%, 09/01/37	9,875	13,008,930
		1,751,354,749
North Carolina -- 2.2%
City of Charlotte North Carolina, GO,
Refunding, Series A, 5.00%, 06/01/26	10,000	12,555,400
City of Charlotte North Carolina Airport
Revenue, Refunding ARB, Charlotte
Douglas International Airport:
5.00%, 07/01/23	1,760	1,998,568
5.00%, 07/01/26	2,870	3,592,838
5.00%, 07/01/27	1,030	1,324,508
5.00%, 07/01/34	3,095	4,073,732
5.00%, 07/01/36	1,860	2,434,219
4.00%, 07/01/44	5,000	5,946,200
5.00%, 07/01/49	10,000	12,876,600
AMT, 5.00%, 07/01/49	5,000	6,313,100
County of Guilford North Carolina, GO,
Refunding, 5.00%, 03/01/23	10,000	11,262,500
County of Mecklenburg North Carolina,
GO:
5.00%, 03/01/24	5,000	5,837,400
Series A, 5.00%, 04/01/24	5,000	5,859,350
County of Wake North Carolina, GO,
Refunding, Public Improvements,
Series A, 5.00%, 03/01/24	5,000	5,830,050
North Carolina Housing Finance
Agency, RB (Fannie Mae):
2.63%, 01/01/35	3,500	3,664,010
2.80%, 01/01/40	6,000	6,251,820
2.95%, 07/01/43	1,375	1,436,847
North Carolina Medical Care
Commission, Refunding RB:
1st Mortgage, Galloway Ridge
Project, Series A, 5.25%,
01/01/41	2,470	2,718,581
Vidant Health, 5.00%, 06/01/33	5,000	5,927,300
Vidant Health, 5.00%, 06/01/45	5,000	5,864,000
North Carolina Turnpike Authority, RB:
Senior Lien, Triangle Express Way
System (AGM), 5.00%, 01/01/49	15,980	20,469,102
Triangle Expressway System,
5.00%, 01/01/44	12,000	15,146,280
Triangle Expressway System,
5.00%, 01/01/49	25,000	31,292,000

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
North Carolina (continued)
North Carolina Turnpike Authority,
Refunding RB, Senior Lien (AGM),
5.00%, 01/01/36	$ 10,000	$ 12,786,900
Raleigh Durham Airport Authority,
Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	6,224,900
5.00%, 05/01/35	5,000	6,212,700
State of North Carolina, GO, Refunding,
Series A:
5.00%, 06/01/23	5,000	5,678,000
5.00%, 06/01/26	10,170	12,776,368
State of North Carolina, GO, Series B:
5.00%, 06/01/23	5,485	6,228,985
5.00%, 06/01/24	10,000	11,768,400
5.00%, 06/01/26	5,000	6,286,250
5.00%, 06/01/28	10,000	13,261,600
5.00%, 06/01/29	10,000	13,591,600
Town of Mooresville North Carolina,
Special Assessment Bonds, 5.38%,
03/01/40 (a)	2,100	2,289,420
University of North Carolina at Charlotte,
Refunding RB, Series A:
5.00%, 10/01/20	1,865	1,910,413
4.00%, 10/01/37	1,000	1,195,290
5.00%, 10/01/38	1,375	1,789,260
4.00%, 10/01/45	1,500	1,772,730
4.00%, 10/01/49	1,500	1,765,140
		278,212,361
North Dakota -- 0.1%
North Dakota Housing Finance Agency,
RB, S/F Housing, Home Mortgage,
Series F:
2.70%, 07/01/34	1,085	1,130,906
2.95%, 07/01/39	5,140	5,369,141
3.05%, 07/01/43	1,035	1,080,302
		7,580,349
Ohio -- 2.5%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Turbo Term, Series A-2:
5.13%, 06/01/24	2,330	2,330,186
5.75%, 06/01/34	3,395	3,395,984
5.88%, 06/01/47	48,055	48,076,625
6.50%, 06/01/47	11,100	11,106,549
Buckeye Tobacco Settlement Financing
Authority, Refunding RB (c):
1.85%, 06/01/29	15,000	15,454,800
Senior, Series B-2, 5.00%,
06/01/55	81,385	91,730,661
City of Columbus Ohio, GO, Refunding,
Series 2017-1, 4.00%, 04/01/23	5,000	5,489,650
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	21

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Ohio (continued)
City of Columbus Ohio, GO, Refunding,
5.00%, 07/01/25	$ 9,400	$ 11,468,658
County of Allen Ohio Hospital Facilities
Revenue, Refunding RB, Series A,
5.00%, 08/01/22	5,000	5,474,950
Northeast Ohio Medical University
Foundation, RB, 5.00%, 12/01/42	10,000	10,618,300
Ohio Air Quality Development Authority,
RB, AMG Vanadium Project, AMT,
5.00%, 07/01/49 (a)	17,175	20,288,999
Ohio Housing Finance Agency, RB:
(Fannie Mae), 2.50%, 09/01/35	2,500	2,590,800
(Fannie Mae), 2.75%, 09/01/40	4,560	4,714,265
(Fannie Mae), 2.90%, 09/01/45	19,705	20,385,414
(Fannie Mae), 3.00%, 03/01/50	10,000	10,382,200
(Fannie Mae), 3.75%, 09/01/50	12,000	13,497,120
S/F, Series B, 3.25%, 09/01/44	5,000	5,275,850
Ohio University, RB, General Receipts,
Athens, 5.59%, 12/01/14	900	1,429,524
State of Ohio, GO:
Series A, 5.00%, 03/15/23	8,310	9,362,711
Series T, 5.00%, 11/01/23	6,680	7,698,366
State of Ohio, RB, AMT, Portsmouth
Bypass Project:
5.00%, 06/30/21	1,975	2,068,852
5.00%, 06/30/22	2,190	2,370,500
5.00%, 12/31/22	1,550	1,704,256
5.00%, 06/30/23	1,305	1,456,785
5.00%, 12/31/23	1,295	1,466,963
State of Ohio, GO, Refunding Series C,
5.00%, 08/01/26	7,195	9,062,606
		318,901,574
Oklahoma -- 0.7%
City of Tulsa Oklahoma, GO (c):
5.00%, 03/01/22	18,000	19,500,660
5.00%, 03/01/25	8,000	9,632,960
5.00%, 03/01/26	8,000	9,939,040
Norman Regional Hospital Authority,
RB, Norman Regional Hospital
Authority, 5.00%, 09/01/45	5,000	6,243,300
Oklahoma Development Finance
Authority, RB, OU Medicine Project,
Series B:
5.25%, 08/15/48	10,000	12,253,000
5.50%, 08/15/52	11,620	14,440,523

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Oklahoma (continued)
Tulsa Airports Improvement Trust,
Refunding RB, American Airlines, Inc.,
AMT, 5.00%, 06/01/35 (b)	$ 17,820	$ 20,436,510
		92,445,993
Oregon -- 0.5%
County of Multnomah Oregon Hospital
Facilities Authority, Refunding RB,
Mirabella at South Waterfront, 5.50%,
10/01/49	865	949,346
Oregon School Boards Association, GO,
Refunding, Taxable Pension, Series B
(NPFCG), 5.55%, 06/30/28	10,000	12,515,900
Oregon School Boards Association, GO,
Series B (NPFGC), 5.68%, 06/30/28	17,500	22,175,300
Port of Portland Oregon Airport
Revenue, ARB:
AMT, Series 24B, 5.00%, 07/01/47	5,000	6,123,300
AMT, Series 24B, 5.00%, 07/01/47	5,000	6,010,700
Portland International Airport,
Series 25-A, 5.00%, 07/01/49	5,000	6,404,350
Port of Portland Oregon Airport
Revenue, Refunding ARB, Portland
International Airport, Series 25-B,
AMT, 5.00%, 07/01/44	5,000	6,316,650
Portland Community College District,
GO, Refunding, 5.00%, 06/15/24	5,000	5,679,200
State of Oregon Housing & Community
Services Department, RB, M/F
Housing, AMT, Series B (Ginnie Mae,
Fannie Mae & Freddie Mac):
4.00%, 07/01/37	185	190,966
4.13%, 07/01/43	165	171,659
Yamhill County Hospital Authority,
Refunding RB, Friendsview
Retirement Community:
5.00%, 11/15/46	1,000	1,135,070
5.00%, 11/15/51	730	827,222
		68,499,663
Pennsylvania -- 3.9%
Allentown Neighborhood Improvement
Zone Development Authority, RB, City
Center Project (a):
5.00%, 05/01/33	1,250	1,510,463
Subordinate, 5.00%, 05/01/28	4,595	5,089,284
Subordinate, 5.13%, 05/01/32	4,700	5,564,706
Subordinate, 5.38%, 05/01/42	8,550	10,135,426
City of Philadelphia Pennsylvania, GO,
Refunding, Series A, 5.00%, 08/01/25	6,340	7,695,112
City of Philadelphia Pennsylvania,
Refunding ARB, Series A, AMT,
5.00%, 06/15/21	5,000	5,251,950
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	22

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Pennsylvania (continued)			Pennsylvania (continued)
City of Philadelphia Pennsylvania Airport			County of Chester Health & Education
Revenue, Refunding ARB:			Facilities Authority, Refunding RB,
AMT, Series B, 5.00%, 07/01/21	$ 5,000	$ 5,260,950	Simpson Senior Services Project,
AMT, Series B, 5.00%, 07/01/29	5,000	6,219,700	Series A (continued):
AMT, Series B, 5.00%, 07/01/30	5,000	6,189,400	5.25%, 12/01/45	$ 1,500	$ 1,667,685
AMT, Series B, 5.00%, 07/01/42	5,000	6,051,400	County of Lancaster Pennsylvania
Series A, 5.00%, 07/01/47	5,000	6,135,650	Hospital Authority, Refunding RB, St.
Series B, AMT, 5.00%, 07/01/47	5,000	6,024,750	Anne's Retirement Community,
City of Philadelphia Pennsylvania Airport			5.00%, 04/01/33	1,575	1,657,703
Revenue, Refunding RB, AMT, Series			County of Lehigh Pennsylvania,
A, 5.00%, 06/15/22	5,000	5,249,800	Refunding RB, Lehigh Valley Health
City of Philadelphia Pennsylvania			Network, 5.00%, 07/01/44	15,825	19,892,658
Hospitals & Higher Education			County of Montgomery Pennsylvania
Facilities Authority, RB, Temple			IDA, RB, (FHA), 5.00%, 08/01/20 (f)	5,755	5,853,928
University Health System, Series A:			County of Montgomery Pennsylvania
5.63%, 07/01/36	4,045	4,416,048	IDA, Refunding RB, Whitemarsh
5.63%, 07/01/42	1,675	1,816,789	Continuing Care Retirement
City of Philadelphia Pennsylvania Water			Community Project, 5.38%, 01/01/50	4,815	5,168,180
& Wastewater Revenue, RB, Series			County of Northampton Pennsylvania
B:			General Purpose Authority, Refunding
5.00%, 11/01/44	5,000	6,455,800	RB, St. Luke's University Health
5.00%, 11/01/49	10,000	12,828,800	Network Project, 5.00%, 08/15/46	5,000	5,945,250
Commonwealth Financing Authority, RB:			County of Northampton Pennsylvania
Plancon Program, Series A, 3.86%,			IDA, Tax Allocation Bonds, Route 33
06/01/38	2,095	2,493,595	Project, 7.00%, 07/01/32	2,065	2,181,012
Series A, 4.14%, 06/01/38	3,945	4,794,003	General Authority of Southcentral
Series A, 3.81%, 06/01/41	5,545	6,852,012	Pennsylvania, Refunding RB,
Tobacco Master Settlement			Wellspan Health Obligation Group,
payment, 5.00%, 06/01/23	5,000	5,631,500	Series A, 5.00%, 06/01/44	10,000	11,322,500
Commonwealth of Pennsylvania, GO,			Pennsylvania Economic Development
Refunding:			Financing Authority, RB:
5.00%, 07/15/22	25,000	27,444,000	AMT, 5.00%, 06/30/23	5,000	5,601,900
, 1st Series, 5.00%, 01/01/26	6,785	8,367,262	AMT, 5.00%, 06/30/42	5,000	5,804,850
County of Allegheny Hospital			Build America Bonds, Series B,
Development Authority, Refunding			6.53%, 06/15/39	5,000	7,545,950
RB, Allegheny Health Network			Pennsylvania Bridge Finco LP,
Obligated Group Issue, Series A,			5.00%, 12/31/29	5,000	5,990,300
5.00%, 04/01/47	10,000	12,224,400	Pennsylvania Bridge Finco LP,
County of Allegheny Pennsylvania, GO,			AMT, 5.00%, 12/31/34	5,000	5,901,750
Refunding, Series C (AGM), 1.74%,			Pennsylvania Rapid Bridge
11/01/26	17,660	17,938,021	Replacement, 5.00%, 12/31/38	5,000	5,833,200
County of Berks IDA, Refunding RB,			Pennsylvania Rapid Bridge
Tower Health Projects:			Replacement Project, AMT,
5.00%, 11/01/26	5,000	6,119,050	5.00%, 06/30/20	5,000	5,061,650
5.00%, 11/01/47	10,000	11,944,000	Pennsylvania Rapid Bridge
County of Chester Health & Education			Replacement Project, AMT,
Facilities Authority, Refunding RB,			5.00%, 06/30/21	5,000	5,248,800
Simpson Senior Services Project,			Pennsylvania Rapid Bridge
Series A:			Replacement Project, AMT,
5.00%, 12/01/22	895	960,138	5.00%, 12/31/21	5,000	5,340,100
5.00%, 12/01/23	985	1,079,442	Pennsylvania Rapid Bridge
5.00%, 12/01/24	1,035	1,155,878	Replacement Project, AMT,
5.00%, 12/01/25	1,075	1,221,082	5.00%, 06/30/22	4,495	4,881,121
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	23

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, RB (continued):
Pennsylvania Rapid Bridge
Replacement Project, AMT,
5.00%, 12/31/30	$ 2,460	$ 2,937,486
Pennsylvania Economic Development
Financing Authority, Refunding RB:
1.18%, 12/01/30 (b)	8,000	8,000,000
AMT, 1.20%, 04/01/34 (b)	5,000	5,000,000
National Gypsum Co., AMT, 5.50%,
11/01/44	3,250	3,486,698
Pennsylvania Housing Finance Agency,
RB, S/F Housing, Series 130-A,
2.70%, 10/01/39	6,845	7,034,743
Pennsylvania Housing Finance Agency,
Refunding RB:
S/F Housing, Series 131-A, 1.85%,
04/01/26	1,550	1,597,647
S/F Housing, Series 131-A, 2.10%,
04/01/28	1,915	1,994,147
S/F Housing, Series 131-A, 2.15%,
10/01/28	1,380	1,439,657
Series 121, 2.80%, 10/01/31	11,770	12,357,323
Pennsylvania Turnpike Commission,
RB:
Series A, 5.00%, 12/01/49	25,000	32,037,500
Series A-1, 5.00%, 12/01/47	10,000	12,407,300
Series B, 5.00%, 12/01/43	5,000	6,205,600
Series B, 5.00%, 12/01/48	10,000	12,316,700
Pennsylvania Turnpike Commission,
Refunding RB:
5.00%, 12/01/21	15,000	16,072,200
5.00%, 12/01/22	10,000	11,120,200
5.00%, 12/01/23	5,000	5,759,350
Philadelphia Authority for Industrial
Development, RB, University of the
Sciences, 5.00%, 11/01/47	10,000	11,686,700
Philadelphia Authority for Industrial
Development, Refunding RB, Thomas
Jefferson University, Series A:
5.00%, 09/01/35	5,000	6,155,550
5.00%, 09/01/36	5,000	6,151,350
State Public School Building Authority,
Refunding RB, The School District of
Philadelphia Project, Series A, 2.97%,
04/01/27	7,000	7,439,110

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport
Authority, ARB, Series A, AMT,
5.00%, 01/01/27	$ 3,100	$ 3,389,416
		495,607,625
Puerto Rico -- 7.3%
Children's Trust Fund, Refunding RB,
Tobacco Settlement Asset-Backed
Bonds, 5.63%, 05/15/43	810	833,863
Commonwealth of Puerto Rico, GO
(g)(h):
Public Improvement, Series A,
5.25%, 07/01/22	3,075	2,548,166
Public Improvement, Series A,
5.00%, 07/01/29	5,220	4,325,668
Public Improvement, Series A,
5.13%, 07/01/31	10,900	9,032,525
Public Improvement, 5.25%,
07/01/17	1,605	1,312,768
Public Improvements, Series A,
5.25%, 07/01/26	1,085	899,109
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A,
5.25%, 07/01/24 (g)(h)	1,765	1,386,806
Public Improvement, Series A,
5.50%, 07/01/32 (g)(h)	4,245	3,517,713
Public Improvement, Series A,
5.00%, 07/01/32 (g)(h)	1,050	825,012
Public Improvement, Series A,
5.13%, 07/01/37 (g)(h)	1,490	1,170,732
Public Improvement, Series A,
5.50%, 07/01/39 (g)(h)	14,225	11,176,952
Public Improvement, Series C,
6.00%, 07/01/39 (g)(h)	1,510	1,278,472
Public Improvement, Series A,
5.00%, 07/01/41 (g)(h)	23,430	17,676,271
Public Improvements, Series A,
5.75%, 07/01/41 (g)(h)	3,530	2,837,283
Public Improvements, 6.00%,
07/01/39 (g)(h)	2,555	2,163,242
Series A, 5.50%, 07/01/19	1,176	961,879
Series A, 8.00%, 07/01/35 (g)(h)	42,560	31,281,600
Commonwealth of Puerto Rico, GO,
Series B (g)(h):
, 5.25%, 07/01/23	2,620	2,171,121
, 6.00%, 07/01/38	9,995	8,462,467
Commonwealth of Puerto Rico Aqueduct
& Sewer Authority, RB, Senior Lien,
Series A:
5.00%, 07/01/33	455	485,162
5.13%, 07/01/37	18,385	19,626,723
5.75%, 07/01/37	10,930	11,818,390
FEBRUARY 29, 2020	24

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Puerto Rico (continued)			Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct			Puerto Rico Electric Power Authority, RB
& Sewer Authority, RB, Senior Lien,			(continued):
Series A (continued):			Series XX, 5.75%, 07/01/36 (g)(h)	$ 1,825	$ 1,458,013
5.25%, 07/01/42	$ 4,813	$ 5,160,402	Series XX, 5.25%, 07/01/40 (g)(h)	46,125	36,849,770
Commonwealth of Puerto Rico Aqueduct			Puerto Rico Electric Power Authority,
& Sewer Authority, Refunding RB,			Refunding RB (g)(h):
Senior Lien, Series A:			Series AAA, 5.25%, 07/01/30	2,085	1,665,729
6.00%, 07/01/38	33,295	34,314,826	Series AAA, 5.25%, 07/01/21	7,185	5,740,176
6.00%, 07/01/44	19,605	20,280,196	Series AAA, 5.25%, 07/01/22	7,025	5,612,350
Puerto Rico Commonwealth Aqueduct &			Series AAA, 5.25%, 07/01/24	1,575	1,258,285
Sewer Authority, Refunding RB,			Series AAA, 5.25%, 07/01/25	5,750	4,593,738
Senior Lien, Series B:			Series AAA, 5.25%, 07/01/28	4,870	3,890,697
4.90%, 07/01/20	9,420	9,407,566	Series AAA, 5.25%, 07/01/29	5,420	4,330,098
5.00%, 07/01/23	19,690	19,426,351	Series AAA, 5.25%, 07/01/31	5,720	4,569,771
5.35%, 07/01/27	14,980	14,830,649	Series BBB, 5.40%, 07/01/28	9,505	7,593,649
6.15%, 07/01/38	6,205	5,850,074	Series DDD, 5.00%, 07/01/20	1,810	1,446,029
Puerto Rico Electric Power Authority,			Series UU, 1.00%, 07/01/19 (b)	2,460	1,599,000
5.40%, 01/01/21 (g)(h)	1,908	1,487,832	Series UU, 1.00%, 07/01/20 (b)	10,400	7,592,000
Puerto Rico Electric Power Authority,			Series UU, 1.98%, 07/01/31	12,285	8,968,050
RB:			Series V, 5.50%, 07/01/20	6,440	5,144,987
Series 2013-A, 7.00%, 07/01/33			Series ZZ, 5.25%, 07/01/19	4,745	3,718,894
(g)(h)	7,445	6,101,356	Series ZZ, 5.25%, 07/01/19	10,185	7,982,494
Series 2013-A, 7.00%, 07/01/43			Series ZZ, 5.25%, 07/01/21	2,480	1,981,299
(g)(h)	3,350	2,745,405	Series ZZ, 5.25%, 07/01/22	1,115	890,786
Series A, 5.00%, 07/01/29 (g)(h)	5,540	4,425,967	Series ZZ, 5.25%, 07/01/24	1,435	1,146,437
Series A, 6.75%, 07/01/36 (g)(h)	24,370	19,971,800	Series ZZ, 5.25%, 07/01/25	2,440	1,949,343
Series A, 5.00%, 07/01/42 (g)(h)	33,970	27,139,007	Series ZZ, 5.25%, 07/01/26	790	631,140
Series A-3, 10.00%, 07/01/19 (g)(h)	6,867	5,846,029	Taxable Build America Bonds,
Series B-3, 10.00%, 07/01/19 (g)(h)	6,867	5,846,029	Series YY, 6.13%, 07/01/40	13,440	10,737,364
Series C-1, 5.40%, 01/01/18 (g)(h)	18,867	14,716,444	Puerto Rico Public Buildings Authority,
Series C-2, 5.40%, 07/01/18 (g)(h)	18,870	14,718,824	RB, Government Facilities, Series N,
Series C-4, 5.40%, 07/01/20 (g)(h)	1,908	1,487,832	5.00%, 07/01/37 (g)(h)	1,335	1,229,133
Series CCC, 5.25%, 07/01/26 (g)(h)	8,495	6,786,749	Puerto Rico Public Buildings Authority,
Series CCC, 5.25%, 07/01/27	5,010	4,002,544	Refunding RB:
Series CCC, 5.00%, 07/01/28	2,005	1,601,817	Government Facilities, Series F
Series CCC, 5.25%, 07/01/28 (g)(h)	3,120	2,492,602	(GTD), 5.25%, 07/01/24 (g)(h)	2,175	2,002,520
Series D, 7.50%, 07/01/20	5,100	4,179,572	Government Facilities, Series U
Series TT, 5.00%, 07/01/20 (g)(h)	1,690	1,350,160	(GTD), 5.25%, 07/01/42	3,120	2,644,200
Series TT, 5.00%, 07/01/21	3,315	2,648,390	Series M, 10.00%, 07/01/34 (g)(h)	3,325	3,040,051
Series TT, 5.00%, 07/01/23 (g)(h)	1,930	1,541,898	Puerto Rico Sales Tax Financing Corp.
Series TT, 5.00%, 07/01/32 (g)(h)	10,360	8,276,718	Sales Tax Revenue, RB,
Series WW, 5.50%, 07/01/19 (g)(h)	10,325	8,092,219	Restructured:
Series WW, 5.50%, 07/01/20 (g)(h)	1,000	798,911	CAB, Series A-1, 0.00%, 07/01/24
Series WW, 5.38%, 07/01/23 (g)(h)	2,355	1,881,435	(d)	1,257	1,148,483
Series WW, 5.38%, 07/01/24 (g)(h)	4,545	3,631,051	CAB, Series A-1, 0.00%, 07/01/27
Series WW, 5.25%, 07/01/25 (g)(h)	2,300	1,837,495	(d)	2,401	2,040,058
Series WW, 5.00%, 07/01/28	6,105	4,877,352	CAB, Series A-1, 0.00%, 07/01/29
Series WW, 5.25%, 07/01/33 (g)(h)	2,725	2,177,032	(d)	3,745	3,029,705
Series WW, 5.50%, 07/01/38 (g)(h)	3,980	3,179,666	CAB, Series A-1, 0.00%, 07/01/31
Series XX, 5.25%, 07/01/26 (g)(h)	2,385	1,905,403	(d)	4,464	3,342,420
Series XX, 5.25%, 07/01/27 (g)(h)	2,630	2,101,136	CAB, Series A-1, 0.00%, 07/01/33
Series XX, 5.25%, 07/01/35 (g)(h)	1,310	1,046,573	(d)	6,377	4,454,334
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	25

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, RB, Restructured
(continued):
CAB, Series A-1, 0.00%, 07/01/46
(d)	$ 133,528	$ 39,846,090
CAB, Series A-1, 0.00%, 07/01/51
(d)	36,291	7,825,065
Series A-1, 4.75%, 07/01/53	54,066	60,765,318
Series A-1, 5.00%, 07/01/58	79,250	90,849,822
Series A-2, 4.33%, 07/01/40	73,415	80,691,161
Series A-2, 4.78%, 07/01/58	59,352	67,076,663
Series A-2, 4.54%, 07/01/53	14,353	15,844,994
Series B-1, 0.00%, 07/01/46 (d)	18,521	5,528,148
		936,665,500
Rhode Island -- 0.5%
Rhode Island Health & Educational
Building Corp., Refunding RB, Brown
University, 5.00%, 09/01/43	10,000	11,334,800
Rhode Island Housing & Mortgage
Finance Corp., RB:
M/F, Series 3-B (FHA), 3.88%,
10/01/39	1,610	1,703,831
S/F Housing, Series 70 (Ginnie
Mae), 2.80%, 10/01/34	5,000	5,285,550
S/F Housing, Series 70 (Ginnie
Mae), 3.00%, 10/01/39	4,125	4,319,328
S/F Housing, Series 70 (Ginnie
Mae), 3.15%, 10/01/44	10,000	10,544,800
S/F Housing, Series 70 (Ginnie
Mae), 3.25%, 10/01/46	4,200	4,410,882
S/F Housing, Series 71, 2.75%,
10/01/34	3,965	4,182,758
S/F Housing, Series 71, 3.00%,
10/01/39	4,000	4,204,680
S/F Housing, Series 71, 3.10%,
10/01/44	5,500	5,748,930
Tobacco Settlement Financing Corp.,
Refunding RB:
Series A, 5.00%, 06/01/40	5,000	5,697,500
Series B, 4.50%, 06/01/45	5,000	5,338,400
		62,771,459
South Carolina -- 1.5%
County of Dorchester South Carolina,
Special Assessment Bonds (a):
5.88%, 10/01/40	2,310	2,583,042
6.00%, 10/01/51	6,240	6,902,376
County of Lexington South Carolina
Health Services District, Inc., RB,
Lexington Medical Center, 5.00%,
11/01/41	10,000	11,955,800

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
South Carolina (continued)
County of Lexington South Carolina
School District No. 1, GO, Refunding,
Series B, 5.00%, 02/01/23	$ 5,000	$ 5,606,450
County of Spartanburg School District
No. 7, GO, Refunding, Series D,
5.00%, 03/01/48	5,000	6,363,900
South Carolina Jobs EDA, Refunding
RB, Prisma Health Obligated Group,
Series A, 5.00%, 05/01/38	10,000	12,346,400
South Carolina Public Service Authority,
RB:
Build America Bonds, Series F
(AGM), 6.45%, 01/01/50	10,950	18,559,812
Santee Cooper, Series F (AGM),
5.74%, 01/01/30	5,000	6,506,900
Series A, 5.00%, 12/01/49	10,000	11,366,600
South Carolina Public Service Authority,
Refunding RB:
Obligations, Series B, 5.00%,
12/01/41	10,000	12,062,100
Santee Cooper, Series D, 5.00%,
12/01/43	10,000	10,777,500
Taxable Obligation (AGM), 3.92%,
12/01/24	3,405	3,741,073
South Carolina State Housing Finance &
Development Authority, RB, S/F
Housing, Series A:
2.80%, 07/01/34	1,780	1,874,767
3.00%, 07/01/39	3,430	3,580,680
3.20%, 07/01/49	5,000	5,229,100
South Carolina State Housing Finance &
Development Authority, Refunding
RB, S/F Housing, Series B:
2.25%, 07/01/30	1,025	1,068,358
2.35%, 07/01/31	1,025	1,068,706
2.45%, 07/01/32	1,030	1,075,165
2.90%, 07/01/39	3,000	3,128,820
3.10%, 07/01/49	6,540	6,795,649
Spartanburg Regional Health Services
District, Refunding RB, Series A,
5.00%, 04/15/48	10,000	12,035,300
State of South Carolina Jobs EDA,
Refunding RB, Prisma Health
Obligated Group, Series A, 5.00%,
05/01/43	5,000	6,109,100
State of South Carolina Public Service
Authority, RB, Series E:
5.00%, 12/01/48	10,000	11,216,600
5.50%, 12/01/53	5,000	5,702,300
State of South Carolina Public Service
Authority, Refunding RB:
Series A, 5.00%, 12/01/50	10,000	11,600,000
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	26

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
South Carolina (continued)			Tennessee (continued)
State of South Carolina Public Service			Tennessee Housing Development
Authority, Refunding RB (continued):			Agency, Refunding RB, S/F:
Series C, 5.00%, 12/01/46	$ 10,000	$ 11,493,400	Housing, Residential Finance
		190,749,898	Program Bonds, 2.65%, 07/01/32	$ 1,480	$ 1,580,166
			Housing, Residential Finance
Tennessee -- 1.7%
			Program Bonds, 2.65%, 07/01/34	2,480	2,621,831
County of Knox Tennessee Health			Housing, Residential Finance
Educational & Housing Facility Board,			Program Bonds, 2.90%, 07/01/39	5,600	5,898,368
RB, University Health System, Inc.:			Housing, Residential Finance
5.00%, 04/01/23	1,000	1,106,810	Program Bonds, 3.00%, 07/01/39	10,825	11,470,278
5.00%, 04/01/25	1,000	1,167,910	Housing, Residential Finance
5.00%, 04/01/27	1,400	1,707,580	Program Bonds, 3.10%, 07/01/41	9,730	10,344,742
5.00%, 04/01/28	1,000	1,215,680	Housing, Residential Finance
County of Memphis-Shelby Tennessee			Program Bonds, 3.05%, 07/01/44	5,000	5,260,000
Industrial Development Board,			Housing, Residential Finance
Refunding, Tax Allocation Bonds,			Program Bonds, 3.10%, 07/01/49	8,000	8,410,240
Subordinate Tax Increment, Series C,			Housing, Series 1A, 2.05%,
7.00%, 07/01/45	4,200	4,722,060	07/01/35 (c)	4,025	4,050,519
County of Nashville & Davidson			AMT, Issue 4B, 3.00%, 07/01/32	1,320	1,418,406
Metropolitan Government Health &					220,353,096
Educational Facilities Board, RB,
Vanderbilt University Medical Center,			Texas -- 6.2%
Series A, 5.00%, 07/01/40	5,000	5,983,350	Arlington Higher Education Finance
County of Nashville & Davidson			Corp., RB:
Metropolitan Tennessee, GO,			Austin Discovery School, Inc.,
Refunding, 5.00%, 07/01/26	10,000	12,575,700	6.25%, 08/15/24 (a)	445	456,908
Metropolitan Government of Nashville &			Series A, 7.13%, 03/01/44	1,250	1,351,350
Davidson County Health &			Central Texas Turnpike System,
Educational Facilities Board, RB,			Refunding RB, Series B, 1.98%,
Vanderbilt University Medical Center,			08/15/42 (b)(c)	5,335	5,425,695
Series A, 5.00%, 07/01/46	10,000	11,853,500	City of Austin Texas Airport System
Metropolitan Nashville Airport Authority,			Revenue, Refunding RB, AMT:
RB, Series A:			5.00%, 11/15/21	5,000	5,337,250
5.00%, 07/01/32	1,000	1,353,220	5.00%, 11/15/23	5,000	5,717,900
5.00%, 07/01/33	1,000	1,346,940	5.00%, 11/15/25	10,000	12,115,700
5.00%, 07/01/35	1,000	1,336,290	City of Houston Texas Airport System,
5.00%, 07/01/36	1,435	1,912,525	ARB, Series B-1, AMT, 5.00%,
5.00%, 07/01/37	2,000	2,660,220	07/15/35	7,400	8,493,720
5.00%, 07/01/38	2,160	2,864,311	City of Houston Texas Airport System,
5.00%, 07/01/39	1,430	1,892,162	Refunding ARB, AMT:
5.00%, 07/01/44	10,000	13,116,800	Special Facilities, Continental
4.00%, 07/01/49	10,000	11,898,400	Airlines, Inc., Series A, 6.50%,
5.00%, 07/01/49	10,000	12,989,400	07/15/30	1,000	1,061,850
4.00%, 07/01/54	5,000	5,915,950	Special Facilities, Continental
5.00%, 07/01/54	25,000	32,587,250	Airlines, Inc., Series A, 6.63%,
State of Tennessee, GO, Refunding,			07/15/38	3,000	3,178,740
Series A, 5.00%, 08/01/24	5,000	5,921,750	Subordinate Lien, Series A, 5.00%,
Tennessee Energy Acquisition Corp.,			07/01/23	10,000	10,911,700
RB, Gas Project, Series A, 4.00%,			United Airlines, Inc. Terminal E
05/01/48 (b)	25,000	27,122,000	Project, 5.00%, 07/01/29	13,000	14,712,490
Tennessee Housing Development			United Airlines, Inc., Airport
Agency, RB, S/F, 3.65%, 07/01/45	5,745	6,048,738	Improvement Projects, Series C,
			5.00%, 07/15/20	15,950	16,176,171
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	27

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Texas (continued)			Texas (continued)
City of Houston Texas Airport System			New Hope Cultural Education Facilities
Revenue, Refunding RB, Sub-Series			Finance Corp., Refunding RB, Series
D:			A:
5.00%, 07/01/36	$ 10,000	$ 12,748,900	Children Health System, 5.00%,
5.00%, 07/01/37	5,000	6,360,300	08/15/47	$ 5,745	$ 7,031,305
5.00%, 07/01/38	5,000	6,341,450	Jubilee Academic Center, 5.00%,
City of Houston Texas Combined Utility			08/15/46 (a)	4,055	4,150,171
System Revenue, Refunding RB:			Jubilee Academic, 5.00%, 08/15/36
Capital Appreciation, Series A			(a)	4,055	4,166,837
(AGM), 0.00%, 12/01/28 (d)(e)	10,000	9,004,100	North Texas Tollway Authority,
First Lien, Series C, 2.51%,			Refunding RB:
11/15/32	10,000	10,697,400	1st Tier System (AGC), 0.00%,
County of Calhoun Independent School			01/01/28 (d)	10,000	9,060,600
District, GO, Refunding, 5.00%,			1st Tier-Series A, 5.00%, 01/01/36	5,000	6,184,200
02/15/21	5,410	5,624,074	2nd Tier, Series B, 5.00%, 01/01/24	5,500	6,341,885
County of Harris Texas, Refunding RB:			2nd Tier, Series B, 5.00%, 01/01/25	11,400	13,565,088
Senior Lien, Series A, 5.00%,			2nd Tier-Series B, 5.00%, 01/01/43	5,000	6,082,400
08/15/22	5,000	5,503,700	Capital Appreciation, 1st Tier-
Series B (AMBAC), 1.80%,			Series I (AGC), 6.20%, 01/01/42	10,000	12,382,600
08/15/35	10,250	10,486,631	Plano Independent School District, GO,
County of Tarrant Cultural Education			School Building (PSF-GTD), 5.00%,
Facilities Finance Corp., RB, Christus			02/15/25	5,000	6,005,850
Health, Series B, 5.00%, 07/01/43	6,000	7,503,540	Port Beaumont Navigation District,
Dallas-Fort Worth International Airport,			Refunding RB, Jefferson Gulf Coast,
ARB, Series H, AMT, 5.00%, 11/01/45	10,000	10,568,200	Series B, 6.00%, 01/01/25 (a)	6,415	6,773,406
Dallas-Fort Worth International Airport,			Red River Health Facilities Development
Refunding ARB, AMT, 1.35%,			Corp., MRB, Eden Home, Inc. Project,
11/01/20 (a)	60,000	60,126,600	5.63%, 12/15/22 (g)(h)	2,570	1,700,225
Katy Independent School District, GO,			Round Rock Independent School
Refunding, Series D (PSF-GTD),			District, GO, Refunding Series A:
5.00%, 02/15/24	5,000	5,805,850	5.00%, 08/01/23	6,500	7,415,655
Leander Independent School District,			5.00%, 08/01/26	10,185	12,806,721
GO, School Building, Series C (PSF-			Tarrant County Cultural Education
GTD) (d)(f):			Facilities Finance Corp., Refunding
CAB, 0.00%, 08/15/24	20,000	6,925,600	RB, Texas Health Resources System,
CAB, 0.00%, 08/15/24	25,000	7,675,500	5.00%, 02/15/47	5,000	6,029,250
CAB, 0.00%, 08/15/24	25,000	9,144,000	Texas Department of Housing &
CAB, 0.00%, 08/15/24	5,000	2,290,750	Community Affairs, RB, S/F Housing:
CAB, 0.00%, 08/15/24	5,000	2,425,100	Series A (Ginnie Mae), 2.70%,
0.00%, 08/15/24	15,000	3,598,050	09/01/34	4,955	5,237,980
Matagorda County Navigation District			Series A (Ginnie Mae, Fannie Mae
No. 1, Refunding RB, Central Power &			& Freddie Mac), 2.84%, 09/01/47	13,216	13,780,150
Light Co. Project, Series A, 2.60%,			Texas Municipal Gas Acquisition &
11/01/29	25,000	26,979,250	Supply Corp. I, RB, Senior Lien:
Mission EDC, Refunding RB, Senior			Series B, 1.97%, 12/15/26	20,835	20,868,211
Lien, NatGasoline Project, AMT,			Series D, 6.25%, 12/15/26	22,855	27,184,880
4.63%, 10/01/31 (a)	15,615	16,966,322	Texas Municipal Gas Acquisition &
New Hope Cultural Education Facilities			Supply Corp. III, RB:
Finance Corp., RB, Cityscape School,			5.00%, 12/15/26	5,000	5,498,050
Inc., Series A (a):			5.00%, 12/15/28	5,000	5,491,900
5.00%, 08/15/39	1,210	1,393,182	Natural Gas Utility Improvements,
5.00%, 08/15/51	2,670	3,013,282	5.00%, 12/15/20	5,000	5,147,700
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	28

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Texas (continued)
Texas Municipal Gas Acquisition &
Supply Corp. III, RB (continued):
Natural Gas Utility Improvements,
5.00%, 12/15/23	$ 10,000	$ 11,010,500
Natural Gas Utility Improvements,
5.00%, 12/15/24	10,000	11,008,500
Natural Gas Utility Improvements,
5.00%, 12/15/25	10,000	11,008,900
Natural Gas Utility Improvements,
5.00%, 12/15/29	5,000	5,484,450
Natural Gas Utility Improvements,
5.00%, 12/15/30	5,000	5,484,700
Natural Gas Utility Improvements,
5.00%, 12/15/31	5,000	5,480,900
Natural Gas Utility Improvements,
5.00%, 12/15/32	10,000	10,949,000
Texas Private Activity Bond Surface
Transportation Corp., RB, AMT:
Segment 3C Project, 5.00%,
06/30/58	50,000	60,585,000
Senior Lien, Blueridge
Transportation Group, 5.00%,
12/31/40	10,000	11,651,000
Senior Lien, Blueridge
Transportation Group, 5.00%,
12/31/45	10,000	11,604,300
Senior Lien, Blueridge
Transportation Group, 5.00%,
12/31/50	10,000	11,577,000
Senior Lien, Blueridge
Transportation Group, 5.00%,
12/31/55	10,000	11,602,500
Texas Private Activity Bond Surface
Transportation Corp., Refunding RB:
5.00%, 12/31/30	5,365	7,104,118
5.00%, 12/31/31	13,855	18,222,096
5.00%, 12/31/32	7,000	9,167,130
5.00%, 12/31/33	7,000	9,139,480
5.00%, 12/31/34	8,000	10,410,480
5.00%, 12/31/35	7,000	9,088,100
5.00%, 12/31/36	8,000	10,376,480
Texas Transportation Commission State
Highway Fund, Refunding RB, 1st
Tier, Series A, 5.00%, 04/01/23	5,000	5,637,750
Texas Water Development Board, RB,
State Water Implementation Fund,
Series A, 5.00%, 04/15/23	10,000	11,282,500
Town of Flower Mound Texas, Special
Assessment Bonds, Riverwalk Public
Improvement District No. 1, 6.75%,
09/01/43	2,000	2,057,460

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Texas (continued)
University of Houston, Refunding RB,
Series A:
5.00%, 02/15/21	$ 10,585	$ 11,002,684
5.00%, 02/15/23	10,335	11,589,876
5.00%, 02/15/26	7,050	8,731,989
		800,283,212
Utah -- 0.4%
Alpine School District, GO, Series B,
5.00%, 03/15/21	5,000	5,214,650
Jordan School District, GO, 5.00%,
06/15/23	6,100	6,937,042
State of Utah, GO:
5.00%, 07/01/25	8,390	10,247,882
5.00%, 07/01/26	14,750	18,575,118
State of Utah Board of Regents, RB:
2.55%, 06/01/38	1,250	1,289,025
2.63%, 06/01/39	1,250	1,292,500
Utah Charter School Finance Authority,
RB (a):
5.63%, 06/15/26	440	451,180
5.63%, 06/15/54	4,945	5,024,812
Utah State Charter School Finance
Authority, RB, Early Light Academy
(a):
5.00%, 07/15/34	530	534,208
5.13%, 07/15/49	4,830	4,860,526
		54,426,943
Virginia -- 3.1%
Ballston Quarter Community
Development Authority, Tax Allocation
Bonds, Series A:
5.38%, 03/01/36	1,050	1,196,307
5.50%, 03/01/46	6,210	6,995,006
Cherry Hill Virginia Community
Development Authority, Special
Assessment Bonds, Potomac Shores
Project (a):
5.15%, 03/01/35	1,000	1,090,450
5.40%, 03/01/45	1,995	2,159,188
Chesapeake Bay Bridge & Tunnel
District, RB:
1st General Resolution Revenue,
5.00%, 07/01/46	5,000	5,972,900
1st General Resolution Revenue,
5.00%, 07/01/51	10,000	11,896,600
1st Tier General Resolution
Revenue, 5.00%, 11/01/23	25,000	28,630,000
City of Norfolk Virginia Water Revenue,
Refunding RB, 5.00%, 11/01/24	14,985	17,849,383
FEBRUARY 29, 2020	29

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Virginia (continued)			Virginia (continued)
City of Virginia Beach Virginia, GO,			Virginia Housing Development Authority,
Series A:			RB, M/F:
5.00%, 07/15/24	$ 5,000	$ 5,908,550	Housing, Series B, 3.10%, 05/01/41	$ 1,040	$ 1,105,666
5.00%, 07/15/25	5,000	6,108,750	Housing, Series E, 2.30%, 12/01/30	1,000	1,052,660
Commonwealth of Virginia, GO,			Housing, Series E, 2.35%, 12/01/31	1,050	1,101,755
Refunding, Series A, 5.00%, 06/01/24	5,000	5,889,950	Housing, Series E, 2.45%, 12/01/32	1,305	1,370,041
County of Fairfax Virginia, GO, Series A:			Housing, Series E, 2.55%, 12/01/33	1,335	1,403,846
4.00%, 10/01/23	5,000	5,579,750	Housing, Series E, 2.65%, 12/01/34	1,270	1,338,593
4.00%, 10/01/25	10,335	12,171,736	Housing, Series E, 2.70%, 12/01/35	1,400	1,474,018
Refunding, 4.00%, 10/01/23	19,520	21,765,581	Housing, Series E, 2.75%, 12/01/36	1,435	1,511,170
Refunding, 4.00%, 10/01/24	19,655	22,527,971	Housing, Series E, 2.80%, 12/01/37	1,475	1,554,075
Refunding, 4.00%, 10/01/25	10,050	11,820,006	Housing, Series E, 2.90%, 12/01/38	1,510	1,597,157
Refunding, 4.00%, 10/01/26	14,335	17,273,532	Rental Housing, Series A, 3.50%,
Refunding, 4.50%, 10/01/27	5,000	6,344,100	06/01/33	1,335	1,486,656
Refunding, 5.00%, 10/01/28	5,000	6,698,000	Rental Housing, Series A, 3.63%,
Refunding, 5.00%, 10/01/29	5,000	6,865,450	06/01/38	3,730	4,114,936
Refunding, 5.00%, 10/01/32	5,000	6,896,850	Rental Housing, Series A, 3.75%,
Refunding, 5.00%, 10/01/33	5,000	6,878,650	06/01/43	4,590	5,045,328
County of Hanover Virginia EDA,			Rental Housing, Series A, 4.05%,
Refunding RB, Covenant Woods:			08/01/49	2,345	2,494,799
5.00%, 07/01/38	125	140,226	Series A, 3.65%, 03/01/43	5,000	5,447,750
5.00%, 07/01/48	365	406,836	Series A, 3.88%, 03/01/45	6,150	6,532,960
5.00%, 07/01/51	410	456,223	Series A, 3.75%, 03/01/48	5,000	5,465,800
Series A, 4.00%, 07/01/22	615	631,894	Series C, 3.85%, 08/01/53	4,110	4,500,532
Residential Care Facility, Series A,			Virginia Small Business Financing
5.00%, 07/01/47	1,985	2,082,245	Authority, RB, Transform 66 P3
County of Henrico Virginia EDA,			Project, AMT:
Refunding RB, United Methodist			5.00%, 12/31/47	5,000	5,977,000
Homes:			5.00%, 12/31/49	11,775	13,956,790
5.00%, 06/01/22	625	664,731	5.00%, 12/31/52	25,000	29,565,250
5.00%, 06/01/23	420	446,565	5.00%, 12/31/56	25,000	29,598,500
County of Loudoun Economic					402,651,982
Development Authority, RB, Howard
			Washington -- 2.4%
Hughes Medical Institute Issue,
0.00%, 07/01/49 (d)	25,115	10,466,174	Central Puget Sound Regional Transit
Dulles Town Center Community			Authority, RB, Green Bond, Series S-
Development Authority, Refunding,			1:
Special Assessment Bonds, Dulles			5.00%, 11/01/41	10,000	12,260,000
Town Center Project, 4.00%, 03/01/23	1,000	1,026,620	5.00%, 11/01/46 (c)	15,000	23,993,850
Lower Magnolia Green Community			Central Puget Sound Regional Transit
Development Authority, Special			Authority, Refunding RB, Green Bond,
Assessment Bonds (a):			Series S-1, 5.00%, 11/01/50	25,000	29,918,000
5.00%, 03/01/35	2,885	3,126,099	City of Seattle WA Municipal Light &
5.00%, 03/01/45	2,960	3,149,914	Power Revenue, Refunding RB,
Norfolk Airport Authority, ARB, 5.00%,			Series B:
07/01/43	2,700	3,455,163	5.00%, 02/01/22	5,000	5,401,850
Tobacco Settlement Financing Corp.,			5.00%, 02/01/23	12,045	13,515,815
Refunding RB, Series A-1, 6.71%,			County of King Housing Authority,
06/01/46	25,290	26,744,934	Refunding RB, (HUD), 2.75%,
Virginia College Building Authority, RB,			01/01/40	1,900	1,975,487
Green Bond, Marymount University			Energy Northwest, RB, Series E, 2.65%,
Project, Series B, 5.00%, 07/01/45 (a)	3,340	3,640,366	07/01/20	3,750	3,765,488
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	30

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Washington (continued)
Greater Wenatchee Regional Events
Center Public Facilities District,
Refunding RB, Series A, 5.25%,
09/01/32	$ 2,255	$ 2,390,526
Mason County Public Hospital District
No.1, RB, 5.00%, 12/01/48	5,000	5,949,050
Port of Seattle Washington, ARB,
International Lien, AMT, Series C,
5.00%, 05/01/21	5,000	5,231,900
Seattle Housing Authority, Refunding
RB, M/F (HUD), 3.50%, 12/01/35	1,500	1,655,505
State of Washington, GO:
5.00%, 06/01/36	6,280	8,275,344
Series A, 5.00%, 08/01/34	5,000	6,643,550
Series A, 5.00%, 08/01/40	10,000	13,097,500
Series C, 5.00%, 02/01/40	29,450	39,016,538
Series C, 5.00%, 02/01/42	34,680	45,721,418
Series C, 5.00%, 02/01/43	30,945	40,697,626
Washington Health Care Facilities
Authority, Refunding RB:
Commonspirit Health, Series A,
5.00%, 08/01/37	5,000	6,342,650
Commonspirit Health, Series A,
5.00%, 08/01/44	10,000	12,575,200
Providence Health Services, Series
C, 5.00%, 10/01/44	5,000	5,829,150
Washington State Convention Center
Public Facilities District, RB, 5.00%,
07/01/58	25,000	30,698,250
		314,954,697
West Virginia -- 0.5%
West Virginia Higher Education Policy
Commission, RB, Series A, 5.00%,
04/01/20 (f)	6,440	6,460,930
West Virginia Hospital Finance
Authority, Refunding RB:
Charleston Area Medical Center,
Inc., 5.00%, 09/01/29	3,260	4,237,185
Charleston Area Medical Center,
Inc., 5.00%, 09/01/30	3,375	4,377,712
Charleston Area Medical Center,
Inc., 5.00%, 09/01/31	2,775	3,570,898
Charleston Area Medical Center,
Inc., 5.00%, 09/01/38	4,550	5,762,302
Charleston Area Medical Center,
Inc., 5.00%, 09/01/39	1,970	2,492,700
West Virginia United Health System
Obligated Group, 5.00%,
06/01/23	5,000	5,635,050
West Virginia United Health System
Obligated Group, 5.00%,
06/01/24	5,000	5,820,500

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
West Virginia (continued)
West Virginia Housing Development
Fund, RB, S/F, Series B, 3.95%,
11/01/34	$ 6,530	$ 6,866,687
West Virginia Housing Development
Fund, Refunding RB, AMT, Series A,
3.70%, 11/01/29	1,280	1,379,648
West Virginia Tobacco Settlement
Finance Authority, RB, Series A,
7.47%, 06/01/47	16,780	18,504,145
		65,107,757
Wisconsin -- 1.6%
Public Finance Authority, RB (a):
5.00%, 04/01/40 (c)	1,175	1,425,663
5.00%, 04/01/50 (c)	1,470	1,752,196
Affinity Living Group, 6.75%,
11/01/24	21,420	22,159,847
Alabama Proton Therapy Center,
Series A, 6.25%, 10/01/31	1,285	1,455,057
Alabama Proton Therapy Center,
Series A, 7.00%, 10/01/47	1,285	1,467,971
Delray Beach Radiation Therapy,
7.00%, 11/01/46	5,085	5,957,230
Gray Collagiate Academy Project,
6.00%, 06/15/24	385	396,173
Seattle Proton Center, Series A,
7.55%, 12/01/30	1,780	1,949,758
Seattle Proton Center, Series A,
7.63%, 12/01/48	6,440	6,930,213
Traders Point Christian Schools,
Series B, 5.62%, 06/01/29	1,070	1,123,393
Public Finance Authority, Refunding RB:
5.00%, 01/01/35	5,340	6,527,509
5.00%, 01/01/46	6,000	7,107,960
National Gypsum Co., AMT, 4.00%,
08/01/35	4,840	5,117,961
Ultimate Medical Academy Project,
5.00%, 10/01/34 (a)	2,620	3,142,323
Ultimate Medical Academy Project,
5.00%, 10/01/39 (a)	6,155	7,272,502
Ultimate Medical Academy Project,
Series B, 6.13%, 10/01/49 (a)	8,530	8,666,480
Wakemed Hospital, Series A,
5.00%, 10/01/44	10,000	12,356,100
State of Wisconsin, GO, Refunding,
Series 1, 5.00%, 11/01/24	10,000	11,913,900
State of Wisconsin, GO, Series B,
5.00%, 05/01/39	5,000	6,278,850
State of Wisconsin, Refunding RB:
Series A, 5.00%, 05/01/24	10,000	11,732,600
Series A, 5.00%, 05/01/25	5,000	6,065,100
Series C, 3.15%, 05/01/27	2,800	3,125,668
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	31

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Wisconsin (continued)
Wisconsin Health & Educational
Facilities Authority, RB, Series B,
Marshfield Clinic:
Health System, 5.00%, 02/15/42	$ 10,000	$ 11,880,600
Health System, 5.00%, 02/15/46	5,000	5,921,500
5.00%, 02/15/40	10,000	10,726,000
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Ascension Health Credit Group,
Series A, 5.00%, 11/15/35	10,000	12,190,300
Wisconsin Housing & Economic
Development Authority, RB:
M/F Housing, Series A, 3.00%,
11/01/39	2,500	2,621,525
M/F Housing, Series A, 3.15%,
11/01/44	2,000	2,096,140
M/F Housing, Series A, 3.20%,
11/01/49	1,370	1,432,842
M/F Housing, Series A, 3.38%,
05/01/57	2,730	2,874,581
S/F Housing (Ginnie Mae, Fannie
Mae & Freddie Mac), 2.69%,
07/01/47	18,878	19,584,408
		203,252,350
Total Municipal Bonds — 92.1%
(Cost — $11,143,203,898)		11,846,859,957

Municipal Bonds Transferred to

Tender Option Bond Trusts (j)

Alaska -- 0.1%
Alaska Housing Finance Corp., RB, S/F,
Series A, 3.70%, 12/01/38	10,000	10,958,100
Arizona -- 0.3%
Arizona State University, Refunding RB,
Arizona State University System
Board of Regents, Series A, 5.00%,
07/01/22 (f)	10,000	10,959,997
City of Phoenix Arizona Civic
Improvement Corp., ARB, AMT,
Series A, 5.00%, 07/01/47	10,000	12,161,800

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Arizona (continued)
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 12/01/45	$ 10,000	$ 11,939,600
		35,061,397
California -- 2.5%
California Educational Facilities
Authority, Refunding RB, Pepperdine
University:
5.00%, 09/01/45	10,490	12,561,565
5.00%, 10/01/46	10,000	12,091,100
California Health Facilities Financing
Authority, RB, Series A:
Lucile Salter Packard Children's
Hospital at Stanford, 5.00%,
08/15/43	10,000	11,555,998
Stanford Hospital and Clinics,
5.00%, 08/15/51	10,000	10,960,000
Sutter Health, 5.00%, 08/15/52	10,000	11,222,400
California Health Facilities Financing
Authority, Refunding RB, Kaiser
Permanente, Sub-Series A-2, 5.00%,
11/01/47	10,000	16,421,500
California Infrastructure & Economic
Development Bank, RB:
5.00%, 05/15/47	10,000	12,637,400
5.00%, 05/15/52	10,000	12,548,800
California Public Finance Authority,
Refunding RB, Sharp Healthcare,
Series A, 5.00%, 08/01/47	10,000	12,492,500
California State Infrastructure Authority,
Refunding RB, Academy Motion
Picture Arts and Sciences, 5.00%,
11/01/41	10,000	11,492,899
Chaffey Joint Union High School District,
GO, Election of 2012, Series C,
5.25%, 08/01/47	10,000	12,586,400
Chino Valley Unified School District, GO,
Election 2016, Series A, 5.25%,
08/01/47	10,000	12,888,900
City & County of San Francisco
California Airports Commission,
Refunding ARB, San Francisco
International Airport, Series A, AMT,
5.00%, 05/01/44	10,000	11,498,496
City of Los Angeles California
Department of Airports, ARB, Series
A, AMT, 5.00%, 05/15/45	10,000	11,889,999
City of Los Angeles California
Department of Airports, Refunding
ARB, Series B, 5.00%, 05/15/35	10,000	10,932,797
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	32

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
California (continued)
City of Los Angeles California
Department of Water & Power, RB,
Series B, 5.00%, 07/01/43	$ 10,000	$ 10,935,700
City of Los Angeles Department of
Airports, ARB, Los Angeles
International Airports, Series A, AMT,
5.25%, 05/15/48	10,000	12,649,000
City of San Francisco California Public
Utilities Commission Water Revenue,
RB, 5.00%, 05/01/22 (f)	10,000	10,909,799
Coachella Valley Unified School District,
GO, Election 2005, Series F (BAM),
5.00%, 08/01/46	10,000	12,223,600
County of Ventura California Public
Financing Authority, Refunding RB,
Series A:
5.00%, 11/01/38	8,450	9,385,242
5.00%, 11/01/43	8,530	9,447,571
East Bay Municipal Utility District Water
System Revenue, RB, Green Bond,
Series A, 5.00%, 06/01/42	10,000	12,662,500
Fresno Unified School District, GO,
5.00%, 08/01/44	10,000	11,634,100
Manteca California Unified School
District, GO, Election of 2014, Series
A, 5.00%, 08/01/40	10,000	12,092,702
Port of Los Angeles California,
Refunding RB, Harbor Department,
Series A, AMT, 5.00%, 08/01/44	10,000	11,577,600
San Marcos Unified School District, GO,
Election of 2010, Series C, 5.00%,
02/15/24 (f)	10,000	11,644,299
State of California, GO, Various
Purposes, 5.00%, 04/01/43	10,000	11,199,100
		320,141,967
Connecticut -- 0.2%
Connecticut Housing Finance Authority,
RB, S/F, Series A, 3.85%, 05/15/45
(k)	10,000	10,586,800
State of Connecticut Health &
Educational Facility Authority,
Refunding RB, Trinity Health Credit
Group, 5.00%, 12/01/45	10,000	12,003,900
		22,590,700
District of Columbia -- 0.3%
District of Columbia Water & Sewer
Authority, RB,Green Bonds,Series A,
5.00%, 10/01/52	10,000	12,243,700
District of Columbia Water & Sewer
Authority, RB, Sub-Lien, Series A,
5.00%, 10/01/23 (f)	10,000	11,407,200

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
District of Columbia (continued)
Metropolitan Washington Airports
Authority, Refunding ARB, AMT,
5.00%, 10/01/42	$ 10,000	$ 12,321,400
		35,972,300
Florida -- 0.4%
East Central Regional Wastewater
Treatment Facilities Operation Board,
Refunding RB, 5.00%, 10/01/44	10,000	12,525,000
Florida Housing Finance Corp., RB, S/F,
Series 1 (Ginnie Mae, Fannie Mae &
Freddie Mac):
3.70%, 07/01/38	9,540	10,510,187
3.80%, 07/01/43	9,533	10,513,340
Greater Orlando Aviation Authority,
ARB, Series A, AMT, 5.00%, 10/01/46	10,000	12,013,300
Tampa Bay Water Utility System, RB,
5.00%, 10/01/38	10,000	11,396,000
		56,957,827
Georgia -- 0.7%
City of Atlanta Georgia Water &
Wastewater Revenue, Refunding RB,
5.00%, 11/01/40	20,000	23,831,199
Clarke County Hospital Authority,
Refunding RB, Piedmont Healthcare,
Inc. Project, Series A, 5.00%,
07/01/46 (k)	10,000	12,048,500
County of Georgia Cobb Developmental
Authority, RB, Georgia Tech Cobb
Research Campus, Series A, 5.00%,
06/01/49 (k)	10,000	12,159,200
Gainesville & Hall County Hospital
Authority, Refunding RB, Northeast
Georgia Health Systems, Inc. Project,
Series A, 5.50%, 08/15/54	10,000	12,010,400
Georgia Housing & Finance Authority,
RB, S/F:
Series B, 3.55%, 12/01/42	10,000	10,727,297
Series B1, 3.65%, 06/01/44 (k)	9,820	10,335,911
Georgia Housing & Finance Authority,
Refunding RB, S/F, Series A-1,
3.80%, 12/01/40 (k)	10,000	10,699,700
		91,812,207
Illinois -- 0.1%
Illinois State Toll Highway Authority, RB,
Series B, 5.00%, 01/01/36	10,000	12,048,100
Indiana -- 0.1%
Indiana Housing & Community
Development Authority, RB, S/F,
Series A (Ginnie Mae), 3.90%,
07/01/43	6,880	7,521,438
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	33

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Indiana (continued)
Indiana State Finance Authority,
Refunding RB, Franciscan Alliance,
Inc., 5.00%, 11/01/41	$ 10,000	$ 11,904,800
		19,426,238
Iowa -- 0.1%
Iowa Finance Authority, Refunding RB,
Green Bonds, 5.00%, 08/01/42	10,000	12,560,400
Louisiana -- 0.2%
New Orleans Aviation Board, ARB,
Series B, AMT:
General Apartment, 5.00%,
01/01/48	10,000	11,867,100
5.00%, 01/01/40	10,000	11,537,500
		23,404,600
Maine -- 0.1%
Maine State Housing Authority, RB, S/F,
Series B, 3.75%, 11/15/38	10,000	10,896,200
Maryland -- 0.4%
City of Baltimore Maryland, RB, Series
A, 5.00%, 07/01/43	10,000	11,407,998
County of Montgomery Maryland, RB,
Trinity Health Credit Group, Series
MD, 5.00%, 12/01/45	10,000	12,016,600
Maryland Health & Higher Educational
Facilities Authority, RB, Johns
Hopkins Health, Series C, 5.00%,
05/15/23 (f)	10,000	11,318,496
Maryland Stadium Authority, RB,
Construction and Revitalization
Program, 5.00%, 05/01/47	10,000	12,429,800
		47,172,894
Massachusetts -- 0.3%
Commonwealth of Massachusetts, GO,
Series A, 5.00%, 03/01/46	10,000	11,513,100
Massachusetts Development Finance
Agency, RB, Partners Healthcare
System Issue, Series M-4, 5.00%,
07/01/23 (f)	10,000	11,391,101
Massachusetts St Hsg Fin Agy, 3.30%,
12/01/59	10,000	10,472,500
		33,376,701
Michigan -- 0.3%
Michigan Finance Authority, Refunding
RB, Trinity Health Corp., Series 2016,
5.00%, 12/01/45	10,000	12,106,300
Michigan State Housing Development
Authority, RB, Series A, M/F:
Housing, 4.15%, 10/01/53(k)	20,000	22,235,000

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Michigan (continued)
Michigan State Housing Development
Authority, RB, Series A, M/F
(continued):
3.80%, 10/01/38	$ 10,000	$ 11,154,900
		45,496,200
Minnesota -- 0.1%
Western Minnesota Municipal Power
Agency, RB, Series A, 5.00%,
01/01/24 (f)	10,000	11,571,096
Missouri -- 0.4%
Health & Educational Facilities Authority
of the State of Missouri, RB, BJC
Health System, 5.00%, 01/01/44	10,000	11,320,100
Metropolitan St. Louis Sewer District,
RB, Series B, 5.00%, 05/01/23 (f)	10,000	11,296,200
Metropolitan St. Louis Sewer District,
Refunding RB, Series B, 5.00%,
05/01/45	10,000	11,921,300
Metropolitan State Louis Sewer District,
Refunding RB, Series A, 5.00%,
05/01/47	10,000	12,430,700
		46,968,300
Nebraska -- 0.2%
Nebraska Investment Finance Authority,
RB, S/F, Series C:
3.45%, 09/01/33	8,420	9,451,700
3.75%, 09/01/38	9,960	10,940,074
		20,391,774
Nevada -- 0.1%
Las Vegas Valley Water District, GO,
Series B, 5.00%, 06/01/37	10,000	10,904,700
New York -- 1.4%
City of New York Housing Development
Corp., RB, M/F Housing, Series C1-A,
4.00%, 11/01/53	10,000	10,881,200
City of New York Housing Development
Corp., Refunding RB, M/F Housing,
Series J, 3.35%, 11/01/65	10,000	10,548,600
City of New York Water & Sewer
System, RB, 2nd General Resolution,
Fiscal 2017, Series DD, 5.00%,
06/15/47	20,000	24,699,600
City of New York Water & Sewer
System, Refunding RB, 2nd General
Resolution, Fiscal 2013, Series CC,
5.00%, 06/15/47	10,000	11,306,230
Metropolitan Transportation Authority,
RB, Green Bonds, Series A, 5.00%,
11/15/42	10,000	12,323,000
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	34

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
New York (continued)
Metropolitan Transportation Authority,
Refunding RB:
Green Bond, Series B-1, 5.00%,
11/15/46	$ 10,000	$ 12,260,200
Series C-1, 5.25%, 11/15/56	10,000	12,250,300
New York City Housing Development
Corp., RB, M/F (k):
Series A-1, 3.95%, 11/15/44	10,000	10,715,700
Series C-1-A, 4.13%, 05/01/58	10,000	10,941,400
Series G-1, 3.90%, 05/01/45	10,000	10,591,400
New York State Dormitory Authority, RB,
Series A:
Bid Group 4, 5.00%, 03/15/45	10,000	12,654,600
5.00%, 03/15/39	10,000	11,545,496
New York State Dormitory Authority,
Refunding RB, Series E, 5.00%,
02/15/39	10,000	11,894,100
Port Authority of New York & New
Jersey, Refunding ARB, Series 194th,
5.00%, 10/15/41	10,000	12,098,300
Utility Debt Securitization Authority,
Refunding RB, 5.00%, 12/15/37	10,000	12,224,700
		186,934,826
North Carolina -- 0.4%
City of Charlotte North Carolina Airport
Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	12,459,200
5.00%, 07/01/47	10,000	12,438,700
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke
University Project, Series B, 5.00%,
10/01/55	10,000	12,053,901
North Carolina Housing Finance
Agency, RB, S/F Housing, Series 39-
B (Ginnie Mae, Fannie Mae & Freddie
Mac):
3.85%, 07/01/38	9,680	10,799,301
4.00%, 01/01/48	9,600	10,737,084
		58,488,186
Ohio -- 0.1%
University of Cincinnati, Refunding RB,
Series A, 5.00%, 06/01/44	10,000	12,559,900
Oklahoma -- 0.1%
Oklahoma Turnpike Authority, RB, 2nd
Series C, 5.00%, 01/01/47	10,000	12,281,100
Oregon -- 0.2%
Oregon State Facilities Authority,
Refunding RB, Reed College Project,
Series A, 5.00%, 07/01/47	10,000	12,370,800

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Oregon (continued)
University of Oregon, RB, Series A,
5.00%, 04/01/48	$ 10,000	$ 12,497,700
		24,868,500
Pennsylvania -- 0.6%
County of Lancaster Pennsylvania
Hospital Authority, Refunding RB,
University of Pennsylvania Health
System Obligation, 5.00%, 08/15/46	10,000	12,109,400
General Authority of Southcentral
Pennsylvania, Refunding RB,
Wellspan Health Obligated Group,
Series A, 5.00%, 06/01/44	10,000	11,322,499
Pennsylvania Housing Finance Agency,
RB, S/F:
Series 125B, 3.65%, 10/01/42 (k)	20,000	21,622,200
Series 127B, 3.55%, 10/01/33	10,000	10,984,200
Philadelphia Authority for Industrial
Development, RB, The Children's
Hospital of Philadelphia Project,
Series A, 5.00%, 07/01/42	20,000	23,111,800
		79,150,099
South Carolina -- 0.1%
City of Charleston South Carolina
Waterworks & Sewer System
Revenue, Refunding RB, 5.00%,
01/01/21 (f)	10,000	10,347,000
Tennessee -- 0.3%
Rutherford County Health & Educational
Facilities Board, RB, Ascension
Health, Series C, 5.00%, 11/15/21 (f)	10,000	10,708,000
Tennessee Housing Development
Agency, RB, S/F, Issue 3:
3.85%, 07/01/43	9,920	10,964,576
3.95%, 01/01/49	9,920	10,964,695
Tennessee Housing Development
Agency, Refunding RB, S/F, Issue 2,
3.85%, 07/01/42	9,880	10,942,550
		43,579,821
Texas -- 0.5%
Alamo Texas Regional Mobility
Authority, RB, Senior Lien, 5.00%,
06/15/46	10,000	11,694,000
City of San Antonio Texas Electric and
Gas Systems, RB, Junior Lien, 5.00%,
02/01/48	10,000	11,214,700
County of Harris Texas, Refunding RB,
Senior Lien, Series A, 5.00%,
08/15/47	10,000	12,209,500
Midlothian Independent School District,
GO, (PSF-GTD), 5.00%, 02/15/47	10,000	12,335,900
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	35

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Texas (continued)
Tarrant Regional Water District,
Refunding RB, 5.00%, 03/01/22 (f)	$ 10,000	$ 10,807,900
Texas Water Development Board, RB,
Series A, 5.00%, 10/15/47	10,000	12,527,400
		70,789,400
Utah -- 0.3%
City of Salt Lake Corp. Airport Revenue,
ARB, Series A, AMT, 5.00%, 07/01/47	10,000	12,123,800
Salt Lake City Corp. Airport Revenue,
ARB, Series B, 5.00%, 07/01/47	10,000	12,323,400
Utah State Transit Authority Sales Tax,
Refunding RB, Series A, 5.00%,
06/15/38	10,000	11,873,202
		36,320,402
Virginia -- 0.6%
Chesapeake Bay Bridge & Tunnel
District, RB, 1st Tier General
Resolution Revenue (AGM), 5.00%,
07/01/41	10,000	12,171,600
City of Norfolk Virginia Water Revenue,
Refunding RB, 5.00%, 11/01/42	10,000	12,574,500
County of Fairfax IDA, RB, Inova Health
Systems Project, Series A, 5.00%,
05/15/44	10,000	11,543,300
County of Fairfax Water Authority,
Refunding RB, 5.00%, 04/01/46	10,000	12,533,900
University of Virginia, Refunding RB,
Green Bond, Series A-2, 5.00%,
04/01/45	10,000	11,934,900
Virginia Housing Development Authority,
RB, M/F, Rental Housing, Series D:
3.90%, 10/01/48	10,000	11,078,300
4.00%, 10/01/53	10,000	11,101,998
		82,938,498
Washington -- 0.8%
Central Puget Sound Regional Transit
Authority, 5.00%, 11/01/46	10,000	15,995,900
King County Housing Authority,
Refunding RB, Ballinger Commons
Apartments, 3.50%, 05/01/38	10,000	11,159,100
Port of Seattle Washington, GO, 5.00%,
01/01/42	10,000	12,379,400
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,951,300
5.00%, 08/01/38	10,000	11,341,598

S C H E D U L E O F I N V E S T M E N T S

BlackRock Strategic Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Washington (continued)
Washington Health Care Facilities
Authority, Refunding RB, Providence
Health & Services, Series D, 5.00%,
10/01/38	$ 10,000	$ 11,711,396
Washington State Convention Center
Public Facilities District, RB, 5.00%,
07/01/58	20,000	24,410,200
		98,948,894
Wisconsin -- 0.3%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health, Series D, 5.00%, 11/15/21 (f)	10,000	10,702,700
Wisconsin Health & Educational
Facilities Authority, Refunding RB:
Froedtert & Community Health,
Inc., Obligated Group, Series A,
5.00%, 04/01/42	10,000	10,948,898
Thedacare Inc., 5.00%, 12/15/44	10,000	11,561,300
		33,212,898
Total Municipal Bonds Transferred to Tender Option Bond
Trusts — 12.6%
(Cost — $1,477,895,189)		1,618,131,225

U.S. Government Sponsored Agency Securities -- 0.2%

Fannie Mae Mortgage-Backed
Securities, Series M053, Class A,
2.55%, 06/15/35	19,980	22,025,153
Total U.S. Government Sponsored Agency Securities —
0.2%
(Cost — $20,940,316)		22,025,153
Total Long-Term Investments — 105.8%
(Cost — $12,756,522,186)		13,607,915,636
	Shares

Short-Term Securities -- 1.5%
BlackRock Liquidity Funds, MuniCash,
Institutional Class, 0.97% (l)(m)	194,026,158	194,064,963
Total Short-Term Securities — 1.5%
(Cost — $194,064,656)		194,064,963
Total Investments — 107.3%
(Cost — $12,950,586,842)		13,801,980,599
Other Assets Less Liabilities — 0.3%		48,193,030
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (7.6)%		(981,334,299)
Net Assets — 100.0%		$12,868,839,330
FEBRUARY 29, 2020	36

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020

(a)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)When-issued security.

(d)Zero-coupon bond.

(e)Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)Issuer filed for bankruptcy and/or is in default.

(h)Non-income producing security.

(i)Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(k)All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $76,972,422.

(l)Annualized 7-day yield as of period end.

(m)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Change in
	Shares			Shares				Unrealized
Affiliated Persons and/or Related	Held at	Shares	Shares	Held at	Value at		Net Realized	Appreciation
Parties	05/31/19	Purchased	Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity Funds,
MuniCash, Institutional Class(b)	15,522,515	178,503,643	—	194,026,158	$194,064,963	$2,650,015	$(28,078)	$(19)
iShares Short-Term National Muni
Bond ETF	—	100,000	—	100,000	10,745,000	12,897	—	12,700
					$204,809,963	$2,662,912	$(28,078	$12,681

(a)Includes net capital gain distributions, if applicable.

(b)Represents net shares purchased (sold).

For Fund compliance purposes, the Fund's sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
GO	General Obligation Bonds
GTD	Guaranteed
HUD	Department of Housing and Urban Development
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	37

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020
IDA	Industrial Development Authority
MBS	Mortgage-Backed Security
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-In-Kind
PSF	Permanent School Fund
RB	Revenue Bonds
SONYMAState of New York Mortgage Agency
SPDR	Standard & Poor's Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Short Contracts
10-Year U.S. Treasury Note	14,452	06/19/20	$1,947,407	$(18,239,733)
U.S. Long Treasury Bond	16,047	06/19/20	2,732,002	(45,722,244)
5-Year U.S. Treasury Note	8,864	06/30/20	1,088,056	(8,141,249)
				$(72,103,226)

Fair Value Hierarchy as of Period End

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	38

Schedule of Investments (unaudited) (continued)	BlackRock Strategic Municipal Opportunities Fund
February 29, 2020

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Long-Term Investments (a)	$16,818,000		$13,591,097,636		$—	$13,607,915,636
Short-Term Securities	194,064,963		—		—	194,064,963
	$210,882,963		$13,591,097,636		$—	$13,801,980,599
Derivative Financial Instruments (b)
Liabilities:
Interest Rate Contracts	$(72,103,226)	$—		$—		$(72,103,226)

(a)See above Schedule of Investments for values in each sector, state or political subdivision.

(b)Derivative financial instruments are futures contract. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $978,538,285 are categorized as Level 2 within the disclosure hierarchy. .

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	39